UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05635

Putnam Diversified Income Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Diversified Income Trust
Class A [PDINX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.98%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class A shares of Putnam Diversified Income Trust returned 6.28%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSA-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class A	6.28	2.70	2.93
Class A (with sales charge)	2.03	1.87	2.51
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%
Putnam Diversified Income Trust	PAGE 2	38926-ATSA-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 3	38926-ATSA-1125

Putnam Diversified Income Trust
Class C [PDVCX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$177	1.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class C shares of Putnam Diversified Income Trust returned 5.68%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSC-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class C	5.68	1.97	2.32
Class C (with sales charge)	4.78	1.97	2.32
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%
Putnam Diversified Income Trust	PAGE 2	38926-ATSC-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 3	38926-ATSC-1125

Putnam Diversified Income Trust
Class M [PDVMX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class M	$127	1.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class M shares of Putnam Diversified Income Trust returned 6.04%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSM-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,675 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class M 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class M	6.04	2.45	2.67
Class M (with sales charge)	2.60	1.78	2.33
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%
Putnam Diversified Income Trust	PAGE 2	38926-ATSM-1125

WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 3	38926-ATSM-1125

Putnam Diversified Income Trust
Class R [PDVRX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$112	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R shares of Putnam Diversified Income Trust returned 6.19%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSR-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R	6.19	2.47	2.69
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Diversified Income Trust	PAGE 2	38926-ATSR-1125

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 3	38926-ATSR-1125

Putnam Diversified Income Trust
Class R6 [PDVGX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$64	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class R6 shares of Putnam Diversified Income Trust returned 6.83%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSR6-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class R6	6.83	3.07	3.29
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Diversified Income Trust	PAGE 2	38926-ATSR6-1125

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 3	38926-ATSR6-1125

Putnam Diversified Income Trust
Class Y [PDVYX]
Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Putnam Diversified Income Trust for the period October 1, 2024, to September 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$75	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2025, Class Y shares of Putnam Diversified Income Trust returned 6.64%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 4.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocations to investment-grade and high-yield corporate credit contributed to returns, as spreads tightened by approximately 15 and 30 basis points, respectively, over the period.
↑
Mortgage credit strategies added value, driven by positioning in both residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS). U.S. homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Emerging markets (EM) exposures contributed to performance. EM hard currency sovereign bond indexes, as well as investment-grade bonds and high-yield issues, recorded gains, supported by U.S. Federal Reserve (Fed) easing and a favorable technical backdrop.

↑
Prepayment strategies - primarily interest-only (IO), inverse IO, and mortgage-backed securities (MBS) allocations. Agency MBS outperformed other securitized sectors over the period, mainly due to tighter spreads and expectations of higher bank demand in response to the Fed’s rate cut.

Top detractors from performance:
↓	Positive structural duration as the U.S. Treasury yield curve steepened over the period, with intermediate- and long-term rates rising as short-term rates fell.
↓
Currency strategies detracted modestly from returns. The strategy employs a hedge of safe-haven currencies which typically do well in risk-off environments. Long positioning in USD, GBP, EUR, and CHF relative to the rest of G10 currencies weighed on the portfolio, especially due to weaker USD momentum.

Use of derivatives and the impact on performance:
The Fund used interest rate swaps for yield curve positioning, to hedge term structure risk and to gain exposure to rates in various countries, which contributed to performance.
Putnam Diversified Income Trust	PAGE 1	38926-ATSY-1125

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 9/30/2015 — 9/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2025

	1 Year	5 Year	10 Year
Class Y	6.64	2.97	3.19
Bloomberg U.S. Aggregate Index	2.88	-0.45	1.84
ICE BofA U.S. Treasury Bill Index	4.44	2.98	2.10
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2025)

Total Net Assets	$1,027,601,655
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	823
Total Management Fee Paid	$5,456,523
Portfolio Turnover Rate	549%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Diversified Income Trust	PAGE 2	38926-ATSY-1125

HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective September 30, 2025, the portfolio managers for the Fund are Albert Chan, Patrick Klein, Michael Salm and Matthew Walkup.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Diversified Income Trust	PAGE 3	38926-ATSY-1125

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending September 30, 2024 and September 30, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $192,578 in September 30, 2024 and $28,622 in September 30, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in September 30, 2024 and $0 in September 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $15,443 in September 30, 2024 and $25,738 in September 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in September 30, 2024 and $0 in September 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $960,797 in September 30, 2024 and $489,647 in September 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Diversified Income
Trust
Financial Statements and Other Important Information
Annual | September 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 44
Notes to Financial Statements 49
Report of Independent Registered Public Accounting Firm 67
Tax Information 68
Changes In and Disagreements with Accountants 69
Results of Meeting(s) of Shareholders 69
Remuneration Paid to Directors, Officers and Others 69
Board Approval of Management and Subadvisory Agreements 69

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.60 $5.28 $5.59 $6.41 $6.45
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.30 0.30 0.29 0.25
Net realized and unrealized gains (losses) ........... 0.03 0.41 (0.23) (0.87) (0.06)
Total from investment operations .................... 0.30 0.71 0.07 (0.58) 0.19
Less distributions from:
Net investment income .......................... (0.85) (0.39) (0.38) (0.24) (0.20)
Net realized gains ............................. — — — — (0.03)
Total distributions ............................... (0.85) (0.39) (0.38) (0.24) (0.23)
Net asset value, end of year ....................... $5.05 $5.60 $5.28 $5.59 $6.41
Total return
c
................................... 6.28% 13.93% 1.17% (9.29)% 2.83%
Ratios to average net assets
Expenses
d
.................................... 0.98%
e
1.03%
e
1.04% 1.01% 0.97%
Net investment income ........................... 5.35% 5.55% 5.42% 4.78% 3.80%
Supplemental data
Net assets , end of year (000’s) ..................... $492,310 $528,025 $545,289 $617,526 $817,914
Portfolio turnover rate ............................ 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.45 $5.15 $5.46 $6.27 $6.31
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.25 0.25 0.23 0.20
Net realized and unrealized gains (losses) ........... 0.03 0.40 (0.22) (0.85) (0.06)
Total from investment operations .................... 0.26 0.65 0.03 (0.62) 0.14
Less distributions from:
Net investment income .......................... (0.81) (0.35) (0.34) (0.19) (0.16)
Net realized gains ............................. — — — — (0.02)
Total distributions ............................... (0.81) (0.35) (0.34) (0.19) (0.18)
Net asset value, end of year ....................... $4.90 $5.45 $5.15 $5.46 $6.27
Total return
c
................................... 5.68% 13.04% 0.45% (10.04)% 2.13%
Ratios to average net assets
Expenses
d
.................................... 1.72%
e
1.78%
e
1.79% 1.76% 1.72%
Net investment income ........................... 4.61% 4.79% 4.66% 3.97% 3.05%
Supplemental data
Net assets , end of year (000’s) ..................... $33,200 $54,963 $70,547 $114,682 $218,082
Portfolio turnover rate ............................ 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class M
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.43 $5.13 $5.45 $6.25 $6.30
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.28 0.28 0.26 0.23
Net realized and unrealized gains (losses) ........... 0.03 0.40 (0.23) (0.83) (0.06)
Total from investment operations .................... 0.28 0.68 0.05 (0.57) 0.17
Less distributions from:
Net investment income .......................... (0.84) (0.38) (0.37) (0.23) (0.19)
Net realized gains ............................. — — — — (0.03)
Total distributions ............................... (0.84) (0.38) (0.37) (0.23) (0.22)
Net asset value, end of year ....................... $4.87 $5.43 $5.13 $5.45 $6.25
Total return
c
................................... 6.04% 13.69% 0.79% (9.39)% 2.53%
Ratios to average net assets
Expenses
d
.................................... 1.23%
e
1.28%
e
1.29% 1.26% 1.22%
Net investment income ........................... 5.11% 5.31% 5.11% 4.48% 3.51%
Supplemental data
Net assets , end of year (000’s) ..................... $43,305 $50,461 $52,473 $59,808 $78,270
Portfolio turnover rate ............................ 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.48 $5.18 $5.49 $6.31 $6.35
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.29 0.28 0.27 0.23
Net realized and unrealized gains (losses) ........... 0.03 0.39 (0.22) (0.86) (0.05)
Total from investment operations .................... 0.29 0.68 0.06 (0.59) 0.18
Less distributions from:
Net investment income .......................... (0.84) (0.38) (0.37) (0.23) (0.19)
Net realized gains ............................. — — — — (0.03)
Total distributions ............................... (0.84) (0.38) (0.37) (0.23) (0.22)
Net asset value, end of year ....................... $4.93 $5.48 $5.18 $5.49 $6.31
Total return .................................... 6.19% 13.55% 0.97% (9.62)% 2.67%
Ratios to average net assets
Expenses
c
..................................... 1.09%
d
1.28%
d
1.29% 1.26% 1.22%
Net investment income ........................... 5.25% 5.37% 5.16% 4.56% 3.56%
Supplemental data
Net assets , end of year (000’s) ..................... $1,728 $1,181 $1,642 $1,860 $2,120
Portfolio turnover rate ............................ 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.50 $5.20 $5.52 $6.33 $6.38
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.32 0.32 0.31 0.27
Net realized and unrealized gains (losses) ........... 0.03 0.39 (0.23) (0.86) (0.07)
Total from investment operations .................... 0.32 0.71 0.09 (0.55) 0.20
Less distributions from:
Net investment income .......................... (0.87) (0.41) (0.41) (0.26) (0.22)
Net realized gains ............................. — — — — (0.03)
Total distributions ............................... (0.87) (0.41) (0.41) (0.26) (0.25)
Net asset value, end of year ....................... $4.95 $5.50 $5.20 $5.52 $6.33
Total return .................................... 6.83% 14.26% 1.44% (8.88)% 3.07%
Ratios to average net assets
Expenses
c
..................................... 0.62%
d
0.66%
d
0.67% 0.66% 0.63%
Net investment income ........................... 5.71% 5.92% 5.88% 5.23% 4.16%
Supplemental data
Net assets , end of year (000’s) ..................... $22,546 $27,421 $37,045 $25,839 $24,944
Portfolio turnover rate ............................ 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.53 $5.22 $5.53 $6.34 $6.38
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.31 0.32 0.30 0.27
Net realized and unrealized gains (losses) ........... 0.03 0.40 (0.24) (0.86) (0.07)
Total from investment operations .................... 0.31 0.71 0.08 (0.56) 0.20
Less distributions from:
Net investment income .......................... (0.86) (0.40) (0.39) (0.25) (0.21)
Net realized gains ............................. — — — — (0.03)
Total distributions ............................... (0.86) (0.40) (0.39) (0.25) (0.24)
Net asset value, end of year ....................... $4.98 $5.53 $5.22 $5.53 $6.34
Total return .................................... 6.64% 14.15% 1.41% (9.04)% 3.08%
Ratios to average net assets
Expenses
c
..................................... 0.73%
d
0.78%
d
0.79% 0.76% 0.72%
Net investment income ........................... 5.60% 5.80% 5.77% 5.06% 4.10%
Supplemental data
Net assets , end of year (000’s) ..................... $434,513 $469,863 $529,882 $767,605 $1,324,278
Portfolio turnover rate ............................ 549% 1164% 1325% 1163% 1277%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Putnam Diversified Income Trust
Schedule of Investments, September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.7%
Capital Markets 1.7%
a
Franklin Ultra Short Bond ETF .......................... United States 691,880 $ 17,366,188
Total Management Investment Companies (Cost $ 17,210,592 ) ..................
17,366,188
Principal
Amount
*
Convertible Bonds 3.9%
Aerospace & Defense 0.1%
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 380,000 471,770
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 79,000 247,961
719,731
Automobiles 0.1%
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 440,000 456,995
Banks 0.0%
†
Barclays Bank plc ,
Senior Note , 1% , 2/16/29 ........................... United Kingdom 460,000 518,673
518,673
Biotechnology 0.2%
Alnylam Pharmaceuticals, Inc. ,
Senior Note , 1% , 9/15/27 ........................... United States 117,000 192,582
b,c
Senior Note , 144A, 0 .19% , 9/15/28 .................... United States 405,000 402,722
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 .........
Denmark 209,000 285,024
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 387,000 362,027
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 446,000 627,745
1,870,100
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Note , 0.5% , 6/01/31 ......
China 309,000 568,405
Etsy, Inc. , Senior Note , 0.25% , 6/15/28 ...................
United States 341,000 302,041
JD.com, Inc. , Senior Note , 0.25% , 6/01/29 .................
China 551,000 593,427
Sea Ltd. , Senior Note , 2.375% , 12/01/25 ..................
Singapore 202,000 399,354
1,863,227
Capital Markets 0.3%
Coinbase Global, Inc. ,
Senior Note , 0.25% , 4/01/30 ......................... United States 396,000 498,663
b
Senior Note , 144A, Zero Cpn., 10/01/32 ................ United States 494,000 546,858
b
Euronext NV , Senior Note , Reg S, 1.5% , 5/30/32 ............ Netherlands 600,000 EUR 697,856
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 211,000 210,143
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 394,000 419,278
2,372,798
Communications Equipment 0.1%
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 797,000 916,949
Construction & Engineering 0.0%
†
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 218,000 259,202
Consumer Finance 0.0%
†
b
SoFi Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/15/26 United States 304 396

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 181,000 $ 262,088
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 491,000 516,778
Diversified Telecommunication Services 0.1%
b
Cellnex Telecom SA , Senior Note , Reg S, 0.5% , 7/05/28 ...... Spain 600,000 EUR 737,466
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 410,000 485,235
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 584,000 592,059
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 591,000 675,365
1,752,659
Electrical Equipment 0.1%
b
Schneider Electric SE , Senior Note , Reg S, 1.625% , 6/28/31 ... United States 600,000 EUR 749,721
Electronic Equipment, Instruments & Components 0.1%
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 286,000 289,432
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 486,000 558,171
b
Mirion Technologies, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 United States 196,000 211,258
OSI Systems, Inc. , Senior Note , 2.25% , 8/01/29 ............
United States 253,000 367,672
1,426,533
Entertainment 0.1%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 281,000 373,309
Live Nation Entertainment, Inc. ,
Senior Note , 3.125% , 1/15/29 ........................ United States 195,000 315,044
b
Senior Note , 144A, 2.875% , 1/15/30 ................... United States 555,000 616,605
1,304,958
Financial Services 0.2%
b
Affirm Holdings, Inc. , Senior Note , 144A, 0.75% , 12/15/29 ..... United States 339,000 369,002
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 455,000 417,578
b ,c
Nexi SpA , Senior Note , Reg S, 3 .62% , 2/24/28 ............. Italy 400,000 EUR 431,181
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 430,000 424,230
1,641,991
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 508,000 571,246
Ground Transportation 0.1%
b
Lyft, Inc. , Senior Note , 144A, Zero Cpn., 9/15/30 ............ United States 223,000 270,165
c
Uber Technologies, Inc. ,
2028 , Senior Note , 0.875% , 12/01/28 .................. United States 501,000 737,722
b
Senior Secured Note , 144A, Zero Cpn., 5/15/28 .......... United States 264,000 281,028
1,288,915
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 392,000 357,798
Haemonetics Corp. , Senior Note , 2.5% , 6/01/29 ............
United States 192,000 178,110
b
Integer Holdings Corp. , Senior Note , 144A, 1.875% , 3/15/30 ... United States 498,000 485,052
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 277,000 322,567
1,343,527

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Health Care Providers & Services 0.0%
†
b
Hims & Hers Health, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 United States 101,000 $ 113,877
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note , 144A, 2.75% , 5/15/28 .................... United States 230,000 430,905
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 253,000 372,163
803,068
Hotels, Restaurants & Leisure 0.4%
b
Accor SA , Senior Note , Reg S, 0.7% , 12/07/27 ............. France 1,005,100 EUR 630,236
Carnival Corp. , Senior Note , 5.75% , 12/01/27 ..............
United States 44,000 98,381
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 806,000 918,034
b
MakeMyTrip Ltd. , Senior Note , 144A, Zero Cpn., 7/01/30 ...... India 580,000 600,259
b
NCL Corp. Ltd. , Senior Note , 144A, 0.75% , 9/15/30 .......... United States 376,000 381,170
b
Trip.com Group Ltd. , Senior Note , Reg S, 1.5% , 7/01/27 ...... China 617,000 717,165
3,345,245
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 371,000 381,559
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 250,000 232,937
Industrial REITs 0.0%
†
b
Rexford Industrial Realty LP , Senior Note , 144A, 4.125% , 3/15/29 United States 267,000 269,537
IT Services 0.1%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 342,000 327,978
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 541,000 615,658
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 208,000 316,056
1,259,692
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 230,000 231,840
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 234,000 227,916
Multi-Utilities 0.1%
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 406,000 445,585
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 379,000 379,379
Oil, Gas & Consumable Fuels 0.0%
†
b
Centrus Energy Corp. , Senior Note , 144A, Zero Cpn., 8/15/32 .. United States 223,000 344,814
Northern Oil & Gas, Inc. , Senior Note , 3.625% , 4/15/29 .......
United States 243,000 244,276
589,090
Passenger Airlines 0.1%
b
International Consolidated Airlines Group SA , Senior Note , Reg S,
1.125% , 5/18/28 ................................... United Kingdom 400,000 EUR 659,970
Pharmaceuticals 0.1%
Jazz Investments I Ltd. , Senior Note , 3.125% , 9/15/30 ........
United States 345,000 410,205
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 220,000 251,350

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Professional Services (continued)
b
Planet Labs PBC , Senior Note , 144A, 0.5% , 10/15/30 ........ United States 278,000 $ 375,995
627,345
Real Estate Management & Development 0.0%
†
b
LEG Properties BV , Senior Note , Reg S, 1% , 9/04/30 ........ Germany 300,000 EUR 344,636
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 340,000 330,480
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 318,000 349,005
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 281,000 338,505
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 352,000 325,660
b
SK Hynix, Inc. , Senior Note , Reg S, 1.75% , 4/11/30 .......... South Korea 200,000 602,100
b ,c
STMicroelectronics NV , B , Senior Note , Reg S, 0 .89% , 8/04/27 . Singapore 400,000 393,507
2,339,257
Software 0.5%
Bentley Systems, Inc. , Senior Note , 0.375% , 7/01/27 .........
United States 215,000 202,960
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 419,000 422,143
b
Cipher Mining, Inc. , Senior Note , 144A, Zero Cpn., 10/01/31 ... United States 222,000 244,866
b
Commvault Systems, Inc. , Senior Note , 144A, Zero Cpn., 9/15/30 United States 237,000 245,177
b
Core Scientific, Inc. , Senior Note , 144A, Zero Cpn., 6/15/31 .... United States 184,000 206,540
b
CyberArk Software Ltd. , Senior Note , 144A, Zero Cpn., 6/15/30 . United States 300,000 333,869
b ,c
Datadog, Inc. , Senior Note , 144A, 0 .18% , 12/01/29 .......... United States 356,000 353,330
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 533,000 621,224
b ,c
MARA Holdings, Inc. , Senior Note , 144A, 0 .88% , 6/01/31 ..... United States 185,000 176,043
b
Nebius Group NV ,
Senior Note , 144A, 1% , 9/15/30 ...................... Netherlands 139,000 162,005
Senior Note , 144A, 2.75% , 9/15/32 .................... Netherlands 122,000 142,130
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 431,000 486,255
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 196,000 197,617
b
Rubrik, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 .......... United States 381,000 386,334
b ,c
Strategy, Inc. ,
Senior Note , 144A, 2 .59% , 12/01/29 ................... United States 226,000 203,120
Senior Note , 144A, 0 .407% , 3/01/30 ................... United States 289,000 304,895
b
Terawulf, Inc. , Senior Note , 144A, 1% , 9/01/31 ............. United States 199,000 237,805
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 242,000 266,200
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 252,000 257,040
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 271,000 267,951
5,717,504
Specialty Retail 0.0%
†
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 187,000 252,731
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 223,000 340,360
593,091
Technology Hardware, Storage & Peripherals 0.1%
b
Lenovo Group Ltd. , Senior Note , Reg S, 2.5% , 8/26/29 ....... China 234,000 335,790
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 199,000 573,493
909,283
Total Convertible Bonds (Cost $ 36,831,255 ) ..................................
40,454,969

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 28.1%
Aerospace & Defense 1.3%
ATI, Inc. ,
Senior Note , 4.875% , 10/01/29 ....................... United States 2,395,000 $ 2,356,696
Senior Note , 7.25% , 8/15/30 ......................... United States 455,000 477,973
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 85,000 80,062
Senior Note , 2.7% , 2/01/27 .......................... United States 1,060,000 1,038,785
Senior Note , 6.298% , 5/01/29 ........................ United States 2,255,000 2,393,754
b
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 2,475,000 2,589,922
b
Spirit AeroSystems, Inc. ,
Secured Note , 144A, 9.75% , 11/15/30 .................. United States 672,000 739,902
Senior Secured Note , 144A, 9.375% , 11/30/29 ........... United States 843,000 888,917
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 625,000 648,144
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 405,000 417,472
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 135,000 138,937
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 460,000 475,950
12,246,514
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. , Senior Note , 144A, 7.5% , 2/15/33 . United States 405,000 419,675
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 400,000 406,073
825,748
Automobiles 0.3%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 2,510,000 2,516,090
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 1,380,000 1,304,670
3,820,760
Banks 1.9%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 1,185,000 1,258,306
Bank of America Corp. ,
Senior Note , 6.204% to 11/09/27, FRN thereafter , 11/10/28 .. United States 2,870,000 2,991,520
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 1,275,000 1,275,769
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 1,205,000 1,253,500
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 2,415,000 2,416,862
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 1,015,000 1,021,002
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 6,055,000 6,176,485
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 985,000 998,928
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 2,725,000 2,824,660
20,217,032
Building Products 0.6%
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 345,000 360,657
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 80,000 81,296
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 340,000 348,549
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 1,225,000 1,259,151

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 815,000 $ 847,966
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 420,000 435,382
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,600,000 2,748,025
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 775,000 795,961
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 575,000 583,225
7,460,212
Capital Markets 1.2%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 3,025,000 3,114,698
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 110,535
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 2,355,000 2,447,821
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 4,240,000 4,331,837
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 535,000 551,112
UBS AG , Senior Note , 7.5% , 2/15/28 .....................
Switzerland 585,000 629,959
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 1,058,000 1,093,309
12,279,271
Chemicals 0.4%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 275,000 279,475
b
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 800,000 489,438
Celanese US Holdings LLC , Senior Bond , 6.879% , 7/15/32 ....
United States 38,000 38,856
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 670,000 708,035
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 1,300,000 1,244,638
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 190,000 194,263
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 480,000 484,261
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 530,000 532,082
3,971,048
Commercial Services & Supplies 1.2%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 1,215,000 1,274,985
b
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 790,000 132,807
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 1,226,000 1,221,678
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 1,235,000 1,235,691
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,630,000 1,672,038
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 3,240,000 EUR 3,837,168
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 435,000 467,398
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 2,150,000 2,232,339
12,074,104

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 1,235,000 $ 1,264,985
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 320,000 334,502
Construction Materials 0.1%
Cemex SAB de CV ,
b,d
Sub. Bond , 144A, 7.2% to 6/09/30, FRN thereafter , Perpetual Mexico 505,000 528,609
528,609
Consumer Finance 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 1,805,000 1,821,961
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 735,000 729,298
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 1,375,000 1,452,564
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 2,803,000 2,900,707
Ford Motor Credit Co. LLC ,
Senior Note , 5.8% , 3/05/27 .......................... United States 650,000 656,771
Senior Note , 4.125% , 8/17/27 ........................ United States 940,000 924,813
8,486,114
Containers & Packaging 0.1%
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,120,000 1,149,786
Distributors 0.2%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 1,610,000 1,685,916
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 2,520,000 2,549,910
Diversified Telecommunication Services 0.7%
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 3,000,000 2,998,181
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 3,023,000 2,798,140
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 750,000 790,673
6,586,994
Electric Utilities 2.1%
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 885,471 958,287
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 1,185,000 1,248,886
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 1,015,000 1,008,437
b
Energo - Pro A/S , Senior Note , 144A, 11% , 11/02/28 ......... Czech Republic 1,000,000 1,056,455
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,225,000 1,258,580
b
NRG Energy, Inc. ,
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 2,560,000 2,625,833
e
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 955,000 955,734
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 1,200,000 1,255,744
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 2,815,000 2,777,758
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 1,775,000 1,846,425
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 2,700,000 2,578,344

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 1,560,000 $ 1,528,481
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 1,285,000 1,344,890
20,443,854
Energy Equipment & Services 0.3%
b
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 435,000 446,911
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 485,000 494,118
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 665,000 619,827
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 551,250 552,357
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 368,333 378,390
2,491,603
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 2,100,000 2,182,843
Financial Services 1.1%
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 315,000 316,553
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 1,930,000 2,154,627
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 2,685,000 2,837,586
b
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 1,735,000 1,758,905
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 295,000 304,929
b
Petronas Capital Ltd. ,
Senior Bond , Reg S, 2.48% , 1/28/32 ................... Malaysia 1,980,000 1,785,374
Senior Note , 144A, 4.95% , 1/03/31 .................... Malaysia 1,030,000 1,063,744
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,100,000 1,136,700
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 270,000 EUR 330,705
11,689,123
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,095,000 1,143,177
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 815,000 781,736
1,924,913
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 1,295,000 1,284,981
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 1,120,000 1,183,423
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 250,000 258,979
2,727,383
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 1,245,000 1,270,346
Health Care Providers & Services 0.8%
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 980,000 1,030,414

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 960,000 $ 992,473
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 135,000 139,325
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 3,020,000 2,984,334
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 2,650,000 2,745,595
7,892,141
Health Care REITs 0.1%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 1,315,000 1,398,275
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 1,225,000 1,260,323
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 405,000 417,379
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 985,000 1,013,292
2,690,994
Hotels, Restaurants & Leisure 1.6%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 1,300,000 1,254,287
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 1,684,000 1,733,244
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 1,075,000 1,075,000
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 545,000 556,803
b
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 745,000 EUR 886,749
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 1,015,000 1,029,286
b
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 1,040,000 1,046,033
b ,e
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 370,000 373,530
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 495,000 505,096
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 642,000 662,990
Senior Note , 144A, 6% , 2/01/33 ...................... United States 1,403,000 1,439,311
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 1,650,000 1,557,922
Viking Cruises Ltd. ,
b
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 1,285,000 1,380,161
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 2,080,000 2,240,515
15,740,927
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 291,000 289,049
Senior Note , 6.625% , 5/15/32 ........................ United States 87,000 86,078
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 2,811,000 2,804,522
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 1,320,000 1,292,801
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,145,000 1,122,142
5,594,592
Independent Power and Renewable Electricity Producers 0.4%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 1,170,000 1,226,364
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 1,215,000 1,256,087

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
b
FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple , Senior Secured Bond , 144A, 7.25% , 1/31/41 ...... Mexico 762,691 $ 815,621
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 490,000 487,289
3,785,361
Insurance 0.8%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,175,000 1,224,973
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 1,220,000 1,261,470
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 1,200,000 1,260,119
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 1,340,000 1,343,263
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 1,155,000 1,214,396
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 1,230,000 1,258,854
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 1,765,000 1,832,414
9,395,489
IT Services 0.4%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 1,320,000 1,284,011
b
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 2,675,000 2,563,649
3,847,660
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 1,550,000 1,505,070
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 697,000 700,432
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 1,160,000 1,182,639
Media 0.6%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 1,680,000 1,765,262
b
McGraw-Hill Education, Inc. ,
Senior Secured Note , 144A, 5.75% , 8/01/28 ............. United States 934,000 934,245
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 900,000 935,833
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Note , 144A, 5% , 8/15/27 ...................... United States 890,000 886,239
Senior Secured Note , 144A, 7.375% , 2/15/31 ............ United States 445,000 469,786
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,350,000 1,386,551
6,377,916
Metals & Mining 0.7%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 1,035,000 1,163,321
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 573,000 579,426
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 245,000 252,610
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 1,536,000 1,450,817
b
Constellium SE ,
Senior Note , Reg S, 3.125% , 7/15/29 .................. United States 980,000 EUR 1,122,804
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 1,785,000 1,826,045

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 1,098,000 $ 1,139,509
7,534,532
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 1,110,000 1,135,345
Oil, Gas & Consumable Fuels 2.8%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 1,225,000 1,263,920
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 1,425,000 1,434,337
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 860,000 872,098
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 2,455,000 2,526,497
b
Hess Midstream Operations LP ,
Senior Note , 144A, 5.875% , 3/01/28 ................... United States 360,000 367,202
Senior Note , 144A, 4.25% , 2/15/30 .................... United States 1,560,000 1,513,313
Senior Note , 144A, 5.5% , 10/15/30 .................... United States 538,000 542,293
b
KazMunayGas National Co. JSC ,
Senior Bond , Reg S, 5.375% , 4/24/30 .................. Kazakhstan 1,350,000 1,390,213
Senior Bond , Reg S, 6.375% , 10/24/48 ................. Kazakhstan 980,000 976,422
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 1,605,000 1,641,681
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 2,710,000 2,727,794
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 2,661,000 2,717,544
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 1,255,000 1,283,137
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 1,030,000 1,006,567
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 1,250,000 1,264,715
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 988,000 1,006,344
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 1,190,000 1,254,323
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 1,264,000 1,237,860
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 2,610,000 2,742,263
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 170,000 191,987
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 515,000 547,343
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 170,000 187,958
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 250,000 263,320
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 340,000 345,897
29,305,028
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 1,100,000 974,812
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 1,200,000 EUR 1,576,665
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 1,085,000 1,141,977
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 765,000 753,864
3,472,506
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 1,315,000 1,280,571
Pharmaceuticals 0.7%
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 2,870,000 3,083,665
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 1,395,000 1,383,779

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 930,000 EUR $ 1,122,207
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 1,873,000 2,143,870
7,733,521
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 990,000 1,022,473
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 1,515,000 1,514,481
Software 0.2%
b
Cloud Software Group, Inc. , Senior Secured Note , 144A, 6.5% ,
3/31/29 ......................................... United States 500,000 505,060
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 540,000 539,859
1,044,919
Specialized REITs 0.3%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 3,045,000 2,992,296
Specialty Retail 0.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 3,175,000 3,307,404
Technology Hardware, Storage & Peripherals 0.2%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 830,000 846,530
Senior Note , 144A, 9.625% , 12/01/32 .................. United States 1,436,000 1,627,785
2,474,315
Textiles, Apparel & Luxury Goods 0.4%
b
Beach Acquisition Bidco LLC ,
f
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 1,090,000 1,178,466
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 560,000 EUR 675,564
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 1,695,000 1,555,251
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 465,000 465,588
3,874,869
Tobacco 0.2%
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 2,435,000 2,517,486
Trading Companies & Distributors 0.9%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 3,475,000 3,580,185
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,245,000 1,275,834
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 1,260,000 1,235,204
b
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 1,180,000 1,250,178
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 375,000 385,595
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 1,315,000 1,364,833
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 533,000 510,317
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 265,000 274,895
9,877,041
Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc. ,
Senior Note , 2.05% , 2/15/28 ......................... United States 1,360,000 1,296,831

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note , 3.375% , 4/15/29 ........................ United States 6,100,000 $ 5,923,929
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 1,490,000 EUR 1,684,118
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 1,336,000 1,424,617
10,329,495
Total Corporate Bonds (Cost $ 280,319,671 ) ...................................
288,714,160
g
Senior Floating Rate Interests 5.8%
Aerospace & Defense 0.1%
h
TransDigm, Inc., First Lien, CME Term Loan, J , 6.502% , ( 3-month
SOFR + 2.5% ), 2/28/31 ............................. United States 1,089,445 1,090,136
Air Freight & Logistics 0.1%
h
Rand Parent LLC, First Lien, CME Term Loan, B , 7.296% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 1,166,530 1,163,193
Automobile Components 0.1%
h
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan , 6.913% , ( 1-month SOFR + 2.75% ), 1/28/32 ......... United States 342,504 343,146
Broadline Retail 0.1%
e,h
Peer Holding III BV, First Lien, CME Term Loan, B , 6.017% ,
( 12-month SOFR + 2.25% ), 9/27/32 .................... Netherlands 603,527 604,849
h
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 6.122% , ( 6-month SOFR + 2.25% ), 8/04/31 . United States 1,051,740 1,048,322
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 6.413% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 1,287,067 1,289,313
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan , 7.166% , ( 1-month SOFR + 3% ), 3/30/29 ............ United States 148,010 148,380
2,486,015
a a a a a a
h
Chemicals 0.2%
Albaugh LLC, First Lien, Initial CME Term Loan , 7.913% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 1,296,641 1,299,208
Nouryon Finance BV, First Lien, Term Loan, B , 5.43% , ( 1-month
EURIBOR + 3.5% ), 4/03/28 .......................... Netherlands 1,160,000 EUR 1,367,400
2,666,608
a a a a a a
h
Commercial Services & Supplies 0.3%
e
Clean Harbors, Inc., First Lien, CME Term Loan , 5.259% ,
( 12-month SOFR + 1.5% ), 9/24/32 ..................... United States 1,318,143 1,324,734
Madison IAQ LLC, First Lien, Initial CME Term Loan , 6.702% ,
( 6-month SOFR + 2.5% ), 6/21/28 ...................... United States 1,334,154 1,336,809
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan ,
7.046% , ( 3-month SOFR + 2.75% ), 3/26/31 .............. Luxembourg 549,460 552,002
3,213,545
a a a a a a
Communications Equipment 0.1%
e,h
CommScope, Inc., First Lien, Initial CME Term Loan , 8.913% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 1,005,000 1,018,593

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Consumer Staples Distribution & Retail 0.0%
†
h
Boots Group Bidco Ltd. (The), First Lien, Closing Date Dollar
CME Term Loan , 7.705% , ( 3-month SOFR + 3.5% ), 8/30/32 .. United Kingdom 117,295 $ 117,759
h
Containers & Packaging 0.1%
e
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B , 7.413% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 245,704 245,604
e,i
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B , 7.413% , ( 1-month SOFR +
3.25% ), 4/01/32 ................................... United States 129 129
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B , 6.509% , ( 12-month SOFR + 2.75% ), 9/27/32 ...... United States 652,819 652,411
898,144
a a a a a a
Distributors 0.0%
†
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 8.002% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 197,320 195,607
h
Electrical Equipment 0.2%
e
Pinnacle Buyer LLC, First Lien, CME Term Loan , 6.483% ,
( 12-month SOFR + 2.5% ), 9/13/32 ..................... United States 385,748 386,712
WEC US Holdings, Inc., First Lien, Initial CME Term Loan , 6.53% ,
( 1-month SOFR + 2.25% ), 1/27/31 ..................... United States 1,336,500 1,338,445
1,725,157
a a a a a a
h
Entertainment 0.0%
†
Banijay Entertainment SAS, First Lien, CME Term Loan, B3 ,
7.023% , ( 1-month SOFR + 2.75% ), 3/01/28 .............. France 500,000 502,658
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.028% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 233,776 230,517
733,175
a a a a a a
Food Products 0.1%
h
Chobani LLC, First Lien, 2025 New CME Term Loan , 6.763% ,
( 1-month SOFR + 2.5% ), 10/25/27 ..................... United States 1,233,784 1,238,541
Ground Transportation 0.1%
h
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.752% , ( 3-month SOFR + 1.75% ), 4/10/31 .............. United States 816,750 814,479
h
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, New CME Term Loan , 8.163% ,
( 1-month SOFR + 4% ), 9/29/28 ....................... United States 762,386 763,339
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 8.413% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 1,860,732 1,864,221
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 6.163% , ( 1-month SOFR + 2% ), 10/23/28 ........... United States 1,168,583 1,169,745
3,797,305
a a a a a a
h
Health Care Providers & Services 0.3%
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5 , 6.663% ,
( 1-month SOFR + 2.5% ), 2/21/31 ...................... United States 1,275,640 1,277,859
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan , 6.663% , ( 1-month SOFR + 2.5% ), 11/15/28 ......... United States 1,310,727 1,313,323

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Health Care Providers & Services (continued)
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
6.316% , ( 1-month SOFR + 2% ), 10/22/29 ................ United States 587,895 $ 588,998
3,180,180
a a a a a a
h
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1 ,
6.413% , ( 1-month SOFR + 2.25% ), 2/06/31 .............. United States 1,324,825 1,323,447
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
7.413% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 1,151,233 1,150,876
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.752% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 648,450 647,477
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.753% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 1,000,000 966,880
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B , 6.663% , ( 1-month SOFR + 2.5% ), 12/15/27 ... United States 1,561,598 1,563,667
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 7.036% , ( 3-month SOFR + 2.75% ), 4/04/29 . United States 1,272,134 1,263,114
6,915,461
a a a a a a
Household Durables 0.1%
h
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 7.252% ,
( 3-month SOFR + 3.25% ), 1/16/32 ..................... Netherlands 1,208,705 1,211,836
Insurance 0.1%
h
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan , 6.666% , ( 1-month SOFR + 2.5% ), 9/19/31 .......... United States 1,315,050 1,312,847
IT Services 0.1%
h
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3 , 6.752% ,
( 3-month SOFR + 2.75% ), 2/03/31 ..................... United States 534,754 536,059
h
Machinery 0.5%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan , 6.792% , ( 3-month SOFR + 2.5% ), 3/15/30 .......... United States 1,816,507 1,828,996
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 8.78% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 992,936 991,848
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.913% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 1,107,132 1,113,476
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1 ,
7.197% , ( 6-month SOFR + 3% ), 4/30/30 ................ Germany 811,232 814,164
4,748,484
a a a a a a
h
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 8.278% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 920,000 922,760
CSC Holdings LLC, First Lien, Term Loan, B5 , 8.75% , ( PRIME +
1.5% ), 4/15/27 .................................... United States 1,555,312 1,508,653
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.82% , ( 3-month SOFR + 5.25% ), 8/02/29 ........ United States 2,360,140 2,367,149
4,798,562
a a a a a a
Oil, Gas & Consumable Fuels 0.2%
h
CQP Holdco LP, First Lien, Initial CME Term Loan , 6.296% ,
( 3-month SOFR + 2% ), 12/31/30 ...................... United States 2,193,289 2,195,822

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan , 7.575% , ( 3-month SOFR + 3.25% ), 5/28/32 ..... United States 114,713 $ 115,358
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.575% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 2,240,708 2,239,935
WestJet Loyalty LP, First Lien, Initial CME Term Loan , 7.252% ,
( 3-month SOFR + 3.25% ), 2/14/31 ..................... Canada 1,063,800 1,066,369
3,421,662
a a a a a a
Pharmaceuticals 0.1%
h
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 8.163% , ( 1-month SOFR + 4% ), 4/23/31 ....... United States 960,151 963,252
h
Software 0.4%
McAfee Corp., First Lien, CME Term Loan, B1 , 7.223% , ( 1-month
SOFR + 3% ), 3/01/29 ............................... United States 1,301,875 1,247,359
Proofpoint, Inc., First Lien, CME Term Loan , 7.163% , ( 1-month
SOFR + 3% ), 8/31/28 ............................... United States 1,373,387 1,380,488
UKG, Inc., First Lien, Initial CME Term Loan , 6.81% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 1,301,850 1,302,026
3,929,873
a a a a a a
Specialty Retail 0.3%
h
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
7.416% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 2,920,406 2,924,305
Textiles, Apparel & Luxury Goods 0.1%
h
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.796% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 1,165,213 1,025,387
Water Utilities 0.0%
†
e,h
Deep Blue Operating I LLC, First Lien, CME Term Loan , 7.009% ,
( 12-month SOFR + 3.25% ), 9/17/32 .................... United States 262,530 263,186
Total Senior Floating Rate Interests (Cost $ 59,435,266 ) ........................
59,533,168
Foreign Government and Agency Securities 10.9%
b
Angola Government Bond ,
Senior Bond , Reg S, 8% , 11/26/29 ..................... Angola 500,000 488,397
Senior Bond , Reg S, 8.75% , 4/14/32 ................... Angola 1,090,000 1,043,953
Argentina Government Bond ,
Senior Bond , 4.125% , 7/09/35 ........................ Argentina 2,450,000 1,285,025
Senior Note , 0.75% , 7/09/30 ......................... Argentina 728,000 492,492
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 850,000 767,841
b
Bahrain Government Bond , Senior Bond , Reg S, 7.375% , 5/14/30 Bahrain 1,022,000 1,103,438
b
Benin Government Bond ,
Senior Bond , 144A, 7.96% , 2/13/38 .................... Benin 990,000 1,014,813
Senior Bond , 144A, 8.375% , 1/23/41 ................... Benin 500,000 525,023
Senior Bond , Reg S, 4.875% , 1/19/32 .................. Benin 422,000 EUR 471,772
Senior Bond , Reg S, 4.95% , 1/22/35 ................... Benin 400,000 EUR 433,004
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 1,940,000 1,863,855
Senior Bond , 6% , 10/20/33 ........................... Brazil 1,080,000 1,108,620
Senior Bond , 8.25% , 1/20/34 ......................... Brazil 1,030,000 1,205,769
Senior Bond , 6.125% , 3/15/34 ........................ Brazil 500,000 512,250
Senior Bond , 5% , 1/27/45 ........................... Brazil 1,320,000 1,074,084
b
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 750,000 751,685

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Bulgaria Government Bond, (continued)
Senior Bond , Reg S, 1.375% , 9/23/50 .................. Bulgaria 740,000 EUR $ 499,528
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 405,000 EUR 490,443
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 1,210,000 EUR 1,171,598
Chile Government Bond ,
Senior Bond , 5.65% , 1/13/37 ......................... Chile 1,400,000 1,474,410
Senior Bond , 4.34% , 3/07/42 ......................... Chile 1,000,000 886,600
Senior Note , 4.85% , 1/22/29 ......................... Chile 960,000 983,424
Colombia Government Bond ,
Senior Bond , 3.125% , 4/15/31 ........................ Colombia 950,000 826,927
Senior Bond , 7.5% , 2/02/34 .......................... Colombia 1,710,000 1,801,058
Senior Bond , 8% , 11/14/35 ........................... Colombia 1,710,000 1,839,105
Senior Note , 7.375% , 4/25/30 ......................... Colombia 600,000 639,480
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 600,000 530,491
b
Costa Rica Government Bond ,
Senior Bond , Reg S, 6.125% , 2/19/31 .................. Costa Rica 1,250,000 1,305,937
Senior Bond , Reg S, 7.158% , 3/12/45 .................. Costa Rica 1,050,000 1,130,646
b
Dominican Republic Government Bond ,
Senior Bond , 144A, 6.95% , 3/15/37 .................... Dominican
Republic 750,000 801,712
Senior Bond , Reg S, 6% , 7/19/28 ...................... Dominican
Republic 1,490,000 1,540,809
Senior Bond , Reg S, 4.5% , 1/30/30 .................... Dominican
Republic 950,000 932,995
Senior Bond , Reg S, 6.85% , 1/27/45 ................... Dominican
Republic 700,000 726,985
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 1,510,000 1,533,873
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 1,175,000 1,054,623
b
Ecuador Government Bond ,
Senior Bond , Reg S, 6.9% , 7/31/35 .................... Ecuador 802,170 600,625
Senior Note , Reg S, 6.9% , 7/31/30 ..................... Ecuador 169,828 150,934
b
Egypt Government Bond ,
Senior Bond , Reg S, 7.6% , 3/01/29 .................... Egypt 1,750,000 1,817,742
Senior Bond , Reg S, 7.053% , 1/15/32 .................. Egypt 1,078,000 1,041,628
Senior Bond , Reg S, 7.3% , 9/30/33 .................... Egypt 1,100,000 1,041,054
Senior Note , 144A, 8.625% , 2/04/30 .................... Egypt 770,000 818,771
b
El Salvador Government Bond ,
Senior Bond , Reg S, 8.625% , 2/28/29 .................. El Salvador 597,000 639,650
Senior Note , Reg S, 0.25% , 4/17/30 .................... El Salvador 600,000 15,516
b ,d
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,280,000 1,485,085
b
Empresa Nacional del Petroleo , Senior Bond , 144A, 5.95% ,
7/30/34 ......................................... Chile 695,000 732,839
b
Eskom Holdings SOC Ltd. ,
Senior Bond , Reg S, 6.35% , 8/10/28 ................... South Africa 230,000 236,986
Senior Note , Reg S, 4.314% , 7/23/27 ................... South Africa 240,000 237,708
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 1,590,000 1,284,636
b
Ghana Government Bond ,
Senior Bond , 144A, 5% , 7/03/35 ....................... Ghana 1,443,360 1,220,119
Senior Note , 144A, 7/03/26 .......................... Ghana 29,120 28,173
Senior Note , 144A, 5% , 7/03/29 ....................... Ghana 240,440 234,685
Senior Note , 144A, 1/03/30 .......................... Ghana 82,498 70,863
b
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 2,570,000 2,723,425
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 1,940,000 2,133,549

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Hashemite Kingdom of Jordan , Senior Note , Reg S, 7.5% ,
1/13/29 ......................................... Jordan 470,000 $ 491,283
b
Honduras Government Bond , Senior Bond , Reg S, 6.25% ,
1/19/27 ......................................... Honduras 230,000 233,277
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,890,000 1,937,383
Indonesia Government Bond ,
b
Senior Bond , 144A, 4.35% , 1/08/27 .................... Indonesia 600,000 603,265
b
Senior Bond , Reg S, 4.35% , 1/08/27 ................... Indonesia 800,000 804,353
Senior Bond , 3.55% , 3/31/32 ......................... Indonesia 765,000 722,379
b
Senior Bond , Reg S, 7.75% , 1/17/38 ................... Indonesia 1,320,000 1,630,838
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 1,218,750 1,213,449
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 1,000,000 1,097,873
b
Ivory Coast Government Bond ,
Senior Bond , Reg S, 4.875% , 1/30/32 .................. Ivory Coast 1,070,000 EUR 1,201,404
Senior Bond , Reg S, 6.125% , 6/15/33 .................. Ivory Coast 2,762,000 2,658,377
Jamaica Government Bond , Senior Bond , 8% , 3/15/39 .......
Bermuda 370,000 450,786
b
Jordan Government Bond , Senior Bond , Reg S, 5.85% , 7/07/30 Jordan 700,000 699,244
Mexico Government Bond ,
Senior Bond , 2.659% , 5/24/31 ........................ Mexico 240,000 213,816
Senior Bond , 4.28% , 8/14/41 ......................... Mexico 750,000 609,562
Senior Bond , 6.338% , 5/04/53 ........................ Mexico 430,000 419,143
Senior Note , 5.85% , 7/02/32 ......................... Mexico 203,174 210,011
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 950,000 EUR 1,121,963
b
Morocco Government Bond ,
Senior Bond , Reg S, 3% , 12/15/32 ..................... Morocco 474,000 419,874
Senior Bond , Reg S, 5.5% , 12/11/42 ................... Morocco 539,000 517,367
b
Nigeria Government Bond ,
Senior Bond , Reg S, 6.5% , 11/28/27 ................... Nigeria 990,000 995,512
Senior Bond , Reg S, 7.375% , 9/28/33 .................. Nigeria 700,000 664,126
Senior Note , Reg S, 8.375% , 3/24/29 ................... Nigeria 940,000 972,860
b
Oman Government Bond , Senior Bond , Reg S, 6% , 8/01/29 ... Oman 2,167,000 2,285,133
Panama Government Bond ,
Senior Bond , 8% , 3/01/38 ........................... Panama 1,230,000 1,402,938
Senior Bond , 3.87% , 7/23/60 ......................... Panama 700,000 452,585
Senior Note , 7.5% , 3/01/31 .......................... Panama 1,290,000 1,419,774
b
Paraguay Government Bond ,
Senior Bond , Reg S, 4.95% , 4/28/31 ................... Paraguay 500,000 506,510
Senior Bond , Reg S, 3.849% , 6/28/33 .................. Paraguay 1,490,000 1,397,024
Senior Bond , Reg S, 6.1% , 8/11/44 .................... Paraguay 450,000 462,424
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 1,400,000 1,293,670
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 950,000 977,241
b
Petroleos del Peru SA , Senior Bond , Reg S, 4.75% , 6/19/32 ... Peru 350,000 304,652
Petroleos Mexicanos ,
Senior Bond , 5.95% , 1/28/31 ......................... Mexico 200,000 193,847
Senior Bond , 6.75% , 9/21/47 ......................... Mexico 200,000 165,186
Senior Note , 6.49% , 1/23/27 ......................... Mexico 1,980,000 2,001,531
Senior Note , 6.84% , 1/23/30 ......................... Mexico 1,000,000 1,017,788
Senior Note , 6.7% , 2/16/32 .......................... Mexico 421,000 417,476
Philippines Government Bond ,
Senior Bond , 3.75% , 1/14/29 ......................... Philippines 550,000 543,621
Senior Bond , 5.5% , 2/04/35 .......................... Philippines 1,580,000 1,683,167
Senior Bond , 4.2% , 3/29/47 .......................... Philippines 924,000 790,533
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 1,380,000 1,346,271

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 660,000 EUR $ 755,892
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 1,460,000 1,426,307
b
Romanian Government Bond ,
Senior Bond , Reg S, 3% , 2/14/31 ...................... Romania 1,550,000 1,378,883
Senior Bond , Reg S, 6.125% , 1/22/44 .................. Romania 930,000 873,368
b
Saudi Arabia Government Bond , Senior Bond , Reg S, 4.5% ,
10/26/46 ........................................ Saudi Arabia 1,500,000 1,302,762
b
Senegal Government Bond , Senior Bond , Reg S, 6.25% , 5/23/33 Senegal 260,000 188,985
b
Serbia Government Bond ,
Senior Bond , 144A, 6.5% , 9/26/33 ..................... Serbia 700,000 761,426
Senior Bond , Reg S, 2.125% , 12/01/30 ................. Serbia 1,450,000 1,270,349
Senior Bond , Reg S, 6.5% , 9/26/33 .................... Serbia 730,000 794,058
Senior Note , Reg S, 6.25% , 5/26/28 .................... Serbia 370,000 386,261
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 810,000 816,153
Senior Bond , 5.875% , 6/22/30 ........................ South Africa 200,000 204,875
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 500,000 506,539
Senior Bond , 5% , 10/12/46 ........................... South Africa 600,000 450,637
Senior Bond , 5.75% , 9/30/49 ......................... South Africa 550,000 441,412
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 1,240,000 1,255,495
b
Trinidad & Tobago Government Bond , Senior Bond , Reg S, 4.5% ,
8/04/26 .........................................
Trinidad and
Tobago 900,000 898,173
Turkiye Government Bond ,
Senior Bond , 7.625% , 5/15/34 ........................ Turkiye 700,000 743,879
Senior Note , 8.6% , 9/24/27 .......................... Turkiye 1,000,000 1,068,973
Senior Note , 9.125% , 7/13/30 ......................... Turkiye 2,410,000 2,731,452
b
Ukraine Government Bond ,
Senior Bond , 144A, 2/01/35 .......................... Ukraine 226,247 110,668
Senior Bond , 144A, 4.5% , 2/01/35 ..................... Ukraine 459,055 254,186
Senior Bond , 144A, 2/01/36 .......................... Ukraine 188,540 92,226
Senior Bond , 144A, 4.5% , 2/01/36 ..................... Ukraine 497,406 272,045
Senior Note , 144A, 2/01/30 .......................... Ukraine 71,644 37,933
Senior Note , 144A, 2/01/34 .......................... Ukraine 267,727 112,009
Senior Note , 144A, 4.5% , 2/01/34 ..................... Ukraine 355,122 200,348
Uruguay Government Bond ,
Senior Bond , 7.875% , 1/15/33 ........................ Uruguay 1,000,000 1,201,000
Senior Bond , 5.1% , 6/18/50 .......................... Uruguay 500,000 474,625
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 1,640,000 1,766,991
b
Uzbekneftegaz JSC , Senior Note , 144A, 8.75% , 5/07/30 ...... Uzbekistan 300,000 321,190
Total Foreign Government and Agency Securities (Cost $ 107,351,634 ) ..........
112,475,269
Asset-Backed Securities 1.4%
Financial Services 1.4%
b ,h
BDS Ltd. , 2021-FL9 , A , 144A, FRN , 5.32% , ( 1-month SOFR +
1.184% ), 11/16/38 . ................................. United States 228,341 229,218
b ,h
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.768% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... Jersey 2,238,000 2,271,057
h
Citigroup Mortgage Loan Trust, Inc. ,
2007-AMC3 , A2B , FRN , 4.452% , ( 1-month SOFR + 0.294% ),
3/25/37 ......................................... United States 793,435 696,390
2007-AMC3 , A2D , FRN , 4.622% , ( 1-month SOFR + 0.464% ),
3/25/37 ......................................... United States 4,616,164 4,051,452
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 688,000 689,966
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 195,864 196,617

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
h
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.632% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 9,105,507 $ 1,900,206
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 1,355,000 1,134,742
b ,h
Northwoods Capital 22 Ltd. , 2020-22A , DRR , 144A, FRN ,
8.971% , ( 3-month SOFR + 4.95% ), 9/16/31 . .............. United States 2,200,000 2,236,029
b ,e
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,659
b
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% ,
10/15/27 . ........................................ United States 720,135 691,948
14,348,284
a a a a a a
Total Asset-Backed Securities (Cost $ 16,524,400 ) .............................
14,348,284
Commercial Mortgage-Backed Securities 8.1%
Financial Services 8.1%
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.384% , 9/15/48 .............................. United States 621,000 601,055
j ,k
BANK , 2024-BNK48 , XA , IO, FRN , 1.35% , 10/15/57 ......... United States 26,304,866 2,142,292
j ,k
BANK5 Trust ,
2024-5YR10 , XA , IO, FRN , 1.401% , 10/15/57 ............. United States 40,128,902 1,662,472
2024-5YR12 , XA , IO, FRN , 0.695% , 12/15/57 ............. United States 8,674,908 165,597
2024-5YR7 , XA , IO, FRN , 1.57% , 6/15/57 ............... United States 28,640,811 1,234,253
Barclays Commercial Mortgage Trust ,
2019-C5 , C , 3.71% , 11/15/52 ......................... United States 641,000 569,831
b
2019-C5 , D , 144A, 2.5% , 11/15/52 ..................... United States 442,000 363,504
b,j
2019-C5 , F , 144A, FRN , 2.702% , 11/15/52 ............... United States 648,000 387,941
j ,k
BBCMS Mortgage Trust ,
2022-C14 , XA , IO, FRN , 0.808% , 2/15/55 ................ United States 28,707,431 937,263
2024-5C29 , XA , IO, FRN , 1.822% , 9/15/57 ............... United States 44,265,798 2,423,628
2024-5C31 , XA , IO, FRN , 1.281% , 12/15/57 .............. United States 10,298,392 403,763
2024-C26 , XA , IO, FRN , 1.241% , 5/15/57 ................ United States 12,432,092 891,871
j ,k
Benchmark Mortgage Trust ,
2024-V10 , XA , IO, FRN , 1.522% , 9/15/57 ................ United States 37,202,553 1,671,380
2024-V11 , XA , IO, FRN , 0.773% , 11/15/57 ............... United States 14,684,000 312,636
j ,k
BMO Mortgage Trust ,
2024-5C6 , XA , IO, FRN , 1.574% , 9/15/57 ................ United States 34,249,613 1,539,109
2024-5C8 , XA , IO, FRN , 1.24% , 12/15/57 ................ United States 12,608,402 474,628
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 2,660,000 2,522,663
CFCRE Commercial Mortgage Trust ,
b,j
2011-C2 , E , 144A, FRN , 5.08% , 12/15/47 ................ United States 1,124,000 1,052,436
2016-C7 , A3 , 3.839% , 12/10/54 ....................... United States 2,149,000 2,126,435
Citigroup Commercial Mortgage Trust ,
b,j
2012-GC8 , C , 144A, FRN , 5.295% , 9/10/45 .............. United States 1,684,516 1,659,000
b,j
2015-GC27 , D , 144A, FRN , 4.543% , 2/10/48 ............. United States 2,714,859 2,625,348
j
2015-GC33 , C , FRN , 4.545% , 9/10/58 .................. United States 489,000 419,317
2015-GC33 , D , 3.172% , 9/10/58 ....................... United States 549,000 340,380
COMM Mortgage Trust ,
2012-CR4 , AM , 3.251% , 10/15/45 ..................... United States 1,667,000 1,537,858
b
2012-LC4 , E , 144A, 4.25% , 12/10/44 ................... United States 10,009,000 1,285,831
2013-CR12 , AM , 4.3% , 10/10/46 ...................... United States 1,122,171 1,066,167
b,j
2013-CR13 , D , 144A, FRN , 5.109% , 11/10/46 ............ United States 2,113,000 1,193,845
b,j
2013-CR7 , D , 144A, FRN , 4.386% , 3/10/46 .............. United States 137,315 131,299
j
2014-CR16 , C , FRN , 4.885% , 4/10/47 .................. United States 389,000 370,061
b,j
2014-CR17 , D , 144A, FRN , 5.006% , 5/10/47 ............. United States 1,232,000 1,038,884
b,j
2014-CR19 , D , 144A, FRN , 4.572% , 8/10/47 ............. United States 149,803 146,527
j
2014-CR20 , C , FRN , 4.826% , 11/10/47 ................. United States 588,560 567,938

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
b,j
2014-LC15 , D , 144A, FRN , 4.919% , 4/10/47 ............. United States 351,784 $ 346,147
2014-UBS3 , AM , 4.012% , 6/10/47 ..................... United States 253,909 249,595
j
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................. United States 949,232 937,723
j
2015-CR22 , B , FRN , 3.926% , 3/10/48 .................. United States 263,880 254,119
j
2015-CR27 , C , FRN , 4.448% , 10/10/48 ................. United States 298,000 279,547
2015-DC1 , AM , 3.724% , 2/10/48 ...................... United States 779,628 767,287
j
2015-DC1 , B , FRN , 4.035% , 2/10/48 ................... United States 2,646,000 2,524,138
j
2015-LC19 , B , FRN , 3.829% , 2/10/48 ................... United States 219,781 216,045
CSAIL Commercial Mortgage Trust ,
j
2015-C2 , B , FRN , 4.208% , 6/15/57 .................... United States 243,008 235,027
2015-C3 , A4 , 3.718% , 8/15/48 ........................ United States 5,549 5,537
2016-C5 , A5 , 3.757% , 11/15/48 ....................... United States 322,607 321,513
b ,j
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.53% ,
8/10/44 ......................................... United States 238,383 230,776
b ,h
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1 , M2 , 144A, FRN , 8.106% , ( 30-day SOFR Average +
3.75% ), 1/25/51 ................................... United States 1,820,000 1,878,902
2021-MN3 , M2 , 144A, FRN , 8.356% , ( 30-day SOFR Average +
4% ), 11/25/51 .................................... United States 4,501,000 4,679,702
b ,h
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01 , M10 , 144A, FRN , 7.721% , ( 30-day SOFR Average +
3.364% ), 10/25/49 ................................. United States 370,412 376,728
2020-01 , M10 , 144A, FRN , 8.221% , ( 30-day SOFR Average +
3.864% ), 3/25/50 .................................. United States 492,180 501,853
j
GS Mortgage Securities Trust ,
b
2013-GC13 , AS , 144A, FRN , 4.004% , 7/10/46 ............ United States 985,219 973,302
2014-GC24 , B , FRN , 4.527% , 9/10/47 .................. United States 2,418,000 2,335,637
b
2014-GC24 , D , 144A, FRN , 4.548% , 9/10/47 ............. United States 1,280,000 820,800
k
2019-GC42 , XA , IO, FRN , 0.929% , 9/10/52 .............. United States 24,442,908 623,759
j
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-LC11 , D , FRN , 4.339% , 4/15/46 ................... United States 239,000 18,229
b,l
2013-LC11 , E , 144A, FRN , 3.25% , 4/15/46 ............... United States 3,874,809 132,797
JPMBB Commercial Mortgage Securities Trust ,
j
2013-C12 , D , FRN , 4.071% , 7/15/45 ................... United States 965,000 892,632
b,j
2014-C18 , D , 144A, FRN , 4.654% , 2/15/47 .............. United States 1,461,000 1,322,205
j
2014-C23 , AS , FRN , 4.202% , 9/15/47 .................. United States 443,716 436,417
j
2014-C23 , B , FRN , 4.688% , 9/15/47 ................... United States 241,000 234,059
j
2014-C23 , C , FRN , 4.688% , 9/15/47 ................... United States 1,184,839 1,138,666
b,j
2014-C23 , D , 144A, FRN , 4.188% , 9/15/47 .............. United States 150,000 136,476
j
2014-C25 , B , FRN , 4.347% , 11/15/47 ................... United States 858,000 801,587
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 968,000 964,360
JPMDB Commercial Mortgage Securities Trust ,
2017-C5 , A4 , 3.414% , 3/15/50 ........................ United States 700,587 691,095
j
2018-C8 , C , FRN , 4.914% , 6/15/51 .................... United States 1,046,000 943,702
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 2,853,000 2,803,596
Morgan Stanley Bank of America Merrill Lynch Trust ,
j
2013-C10 , B , FRN , 4.085% , 7/15/46 ................... United States 782,722 742,417
b,j
2013-C10 , F , 144A, FRN , 4.085% , 7/15/46 ............... United States 254,000 26,368
b,j
2013-C12 , D , 144A, FRN , 4.859% , 10/15/46 ............. United States 258,000 241,245
b,j
2013-C9 , D , 144A, FRN , 3.924% , 5/15/46 ............... United States 265,000 242,695
2014-C19 , C , 4% , 12/15/47 .......................... United States 537,672 521,193
j
2015-C22 , C , FRN , 4.113% , 4/15/48 ................... United States 3,282,000 2,907,883
2015-C27 , AS , 4.068% , 12/15/47 ...................... United States 590,000 582,958

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
Morgan Stanley Capital I Trust ,
2016-UB11 , C , FRN , 3.691% , 8/15/49 .................. United States 1,611,000 $ 1,572,932
2018-H3 , C , FRN , 4.995% , 7/15/51 .................... United States 1,592,437 1,483,551
k
2021-L7 , XA , IO, FRN , 1.189% , 10/15/54 ................ United States 6,094,172 250,729
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 2,390,000 2,354,212
b ,l
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 4,414,162 415
Wells Fargo Commercial Mortgage Trust ,
b,j
2013-LC12 , D , 144A, FRN , 3.913% , 7/15/46 ............. United States 2,548,111 1,465,164
b
2014-LC16 , D , 144A, 3.938% , 8/15/50 .................. United States 3,287,507 397,657
2015-C31 , A4 , 3.695% , 11/15/48 ...................... United States 666,172 664,836
2015-C31 , D , 3.852% , 11/15/48 ....................... United States 653,000 564,358
j
2016-C33 , B , FRN , 4.506% , 3/15/59 ................... United States 1,938,000 1,921,570
j,k
2019-C52 , XA , IO, FRN , 1.71% , 8/15/52 ................. United States 3,800,483 178,829
b
2019-C53 , D , 144A, 2.5% , 10/15/52 .................... United States 395,000 314,843
j,k
2024-5C1 , XA , IO, FRN , 1.257% , 7/15/57 ................ United States 28,529,541 973,308
j
WFRBS Commercial Mortgage Trust ,
b
2012-C9 , E , 144A, FRN , 4.876% , 11/15/45 ............... United States 165,381 164,991
2013-C11 , C , FRN , 4.146% , 3/15/45 ................... United States 844,000 813,342
b
2013-C15 , D , 144A, FRN , 4.284% , 8/15/46 .............. United States 1,307,513 751,820
2014-C21 , C , FRN , 4.234% , 8/15/47 ................... United States 128,000 120,208
2014-C23 , B , FRN , 4.44% , 10/15/57 ................... United States 564,000 547,538
82,744,232
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 92,909,703 ) ..............
82,744,232
Mortgage-Backed Securities 20.6%
Federal National Mortgage Association (FNMA) Fixed Rate 16.6%
m
Uniform Mortgage-Backed Securities , 2.5% , TBA, 10/25/55 .... United States 18,000,000 15,167,738
m
Uniform Mortgage-Backed Securities , 3% , TBA, 10/25/55 ..... United States 6,000,000 5,271,082
m
Uniform Mortgage-Backed Securities , 3.5% , TBA, 10/25/55 .... United States 7,000,000 6,396,289
m
Uniform Mortgage-Backed Securities , 5% , TBA, 10/25/55 ..... United States 1,000,000 991,891
m
Uniform Mortgage-Backed Securities , 5.5% , TBA, 10/25/55 .... United States 99,000,000 99,831,028
m
Uniform Mortgage-Backed Securities , 6% , TBA, 10/25/55 ..... United States 35,000,000 35,802,772
m
Uniform Mortgage-Backed Securities , 6.5% , TBA, 10/25/55 .... United States 7,000,000 7,234,780
170,695,580
Government National Mortgage Association (GNMA) Fixed Rate 4.0%
m
GNMA II, Single-family, 30 Year , 4.5%, 10/15/55 ............ United States 5,500,000 5,334,528
m
GNMA II, Single-family, 30 Year , 5%, 10/15/55 .............. United States 3,000,000 2,984,561
m
GNMA II, Single-family, 30 Year , 5.5%, 10/15/55 ............ United States 32,000,000 32,243,153
GNMA II, Single-family, 30 Year , 6.5%, 11/20/38 ............ United States 62,673 66,274
40,628,516
Total Mortgage-Backed Securities (Cost $ 211,884,011 ) .........................
211,324,096
Residential Mortgage-Backed Securities 8.9%
Financial Services 8.9%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 2,127,968 2,169,198
Alternative Loan Trust ,
h
2005-38 , A3 , FRN , 4.972% , ( 1-month SOFR + 0.814% ), 9/25/35 United States 368,690 337,993
h
2005-59 , 1A1 , FRN , 4.91% , ( 1-month SOFR + 0.774% ),
11/20/35 ........................................ United States 362,472 351,724
h
2005-65CB , 2A1 , FRN , 4.697% , ( 1-month SOFR + 0.539% ),
12/25/35 ........................................ United States 279,622 172,566

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
Alternative Loan Trust, (continued)
h
2006-OA10 , 1A1 , FRN , 5.113% , ( 12-month average of 1-year
CMT + 0.96% ), 8/25/46 ............................. United States 1,885,243 $ 1,722,263
h
2006-OA10 , 3A1 , FRN , 4.652% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 2,810,963 2,507,747
h
2006-OA10 , 4A1 , FRN , 4.652% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 6,479,780 5,624,648
j
2006-OA7 , 1A1 , FRN , 3.161% , 6/25/46 ................. United States 1,725,801 1,604,198
h
2006-OA7 , 1A2 , FRN , 5.093% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 174,777 172,457
h
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.462% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 2,566,194 1,513,081
j
Bear Stearns ALT-A Trust , 2005-8 , 21A1 , FRN , 5.232% , 10/25/35 United States 32,493 26,894
h
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN ,
4.732% , ( 1-month SOFR + 0.574% ), 9/25/46 ............. United States 3,105,338 2,909,474
b ,h
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.452% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 1,537,274 1,379,424
b
Citigroup Mortgage Loan Trust , 2022-A , A1 , 144A, 9.17% , 9/25/62 United States 152,945 153,438
b ,j
COLT Mortgage Loan Trust , 2020-2 , A3 , 144A, FRN , 3.698% ,
3/25/65 ......................................... United States 410,000 407,396
j
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2017-2 , M1 , 144A, FRN , 4% , 8/25/56 ................... United States 14,995 14,942
b
2017-3 , M2 , 144A, FRN , 4.75% , 7/25/56 ................ United States 472,839 465,583
b
2019-2 , M , 144A, FRN , 4.75% , 8/25/58 ................. United States 233,611 227,352
2019-3 , M , FRN , 4.75% , 10/25/58 ..................... United States 1,307,087 1,285,673
h
FHLMC STACR Debt Notes ,
2015-DNA3 , B , FRN , 13.821% , ( 30-day SOFR Average +
9.464% ), 4/25/28 .................................. United States 4,538,259 4,560,747
2015-HQA2 , B , FRN , 14.971% , ( 30-day SOFR Average +
10.614% ), 5/25/28 ................................. United States 6,303,040 6,374,850
2016-DNA1 , B , FRN , 14.471% , ( 30-day SOFR Average +
10.114% ), 7/25/28 ................................. United States 2,076,240 2,128,681
b ,h
FHLMC STACR REMIC Trust ,
2020-DNA3 , B2 , 144A, FRN , 13.821% , ( 30-day SOFR Average
+ 9.464% ), 6/25/50 ................................ United States 239,000 311,958
2020-DNA4 , B2 , 144A, FRN , 14.471% , ( 30-day SOFR Average
+ 10.114% ), 8/25/50 ................................ United States 448,000 600,983
2020-DNA5 , B2 , 144A, FRN , 15.856% , ( 30-day SOFR Average
+ 11.5% ), 10/25/50 ................................. United States 256,000 358,454
2020-HQA2 , B2 , 144A, FRN , 12.071% , ( 30-day SOFR Average
+ 7.714% ), 3/25/50 ................................ United States 500,000 601,514
2020-HQA3 , B2 , 144A, FRN , 14.471% , ( 30-day SOFR Average
+ 10.114% ), 7/25/50 ................................ United States 3,318,000 4,422,426
2022-HQA1 , B2 , 144A, FRN , 15.356% , ( 30-day SOFR Average
+ 11% ), 3/25/42 ................................... United States 4,969,000 5,542,827
b ,h
FHLMC STACR Trust ,
2018-DNA3 , B2 , 144A, FRN , 12.221% , ( 30-day SOFR Average
+ 7.864% ), 9/25/48 ................................ United States 408,000 472,162
2018-HQA2 , B2 , 144A, FRN , 15.471% , ( 30-day SOFR Average
+ 11.114% ), 10/25/48 ............................... United States 2,017,000 2,507,084
2019-DNA1 , B2 , 144A, FRN , 15.221% , ( 30-day SOFR Average
+ 10.864% ), 1/25/49 ................................ United States 111,000 137,136
2019-DNA2 , B2 , 144A, FRN , 14.971% , ( 30-day SOFR Average
+ 10.614% ), 3/25/49 ................................ United States 242,000 281,848
2019-FTR1 , B2 , 144A, FRN , 12.821% , ( 30-day SOFR Average
+ 8.464% ), 1/25/48 ................................ United States 1,340,000 1,598,443

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,h
FHLMC STACR Trust, (continued)
2019-FTR3 , B2 , 144A, FRN , 9.271% , ( 30-day SOFR Average +
4.914% ), 9/25/47 .................................. United States 468,000 $ 504,904
2019-HQA1 , B2 , 144A, FRN , 16.721% , ( 30-day SOFR Average
+ 12.364% ), 2/25/49 ................................ United States 841,000 1,022,225
j
First Horizon Alternative Mortgage Securities Trust , 2006-AA6 ,
2A1 , FRN , 5.147% , 11/25/36 ......................... United States 3,894,547 2,668,067
k
FNMA ,
1998-T2 , A4 , IO, 6.5% , 10/25/36 ...................... United States 252 8
j
2002-W8 , 1 , IO, FRN , 0.291% , 6/25/42 ................. United States 2,809,017 35,634
h
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1B , FRN , 16.221% , ( 30-day SOFR Average +
11.864% ), 8/25/28 ................................. United States 4,931,033 5,124,251
2016-C02 , 1B , FRN , 16.721% , ( 30-day SOFR Average +
12.364% ), 9/25/28 ................................. United States 5,920,484 6,202,517
2016-C03 , 1B , FRN , 16.221% , ( 30-day SOFR Average +
11.864% ), 10/25/28 ................................ United States 7,657,874 8,065,679
2016-C04 , 1B , FRN , 14.721% , ( 30-day SOFR Average +
10.364% ), 1/25/29 ................................. United States 146,990 156,379
2016-C05 , 2B , FRN , 15.221% , ( 30-day SOFR Average +
10.864% ), 1/25/29 ................................. United States 439,169 468,712
2016-C06 , 1B , FRN , 13.721% , ( 30-day SOFR Average +
9.364% ), 4/25/29 .................................. United States 413,629 443,625
b
2019-R04 , 2B1 , 144A, FRN , 9.721% , ( 30-day SOFR Average +
5.364% ), 6/25/39 .................................. United States 391,337 403,187
b
2020-R02 , 2B1 , 144A, FRN , 7.471% , ( 30-day SOFR Average +
3.114% ), 1/25/40 .................................. United States 126,000 128,938
b
2020-SBT1 , 1B1 , 144A, FRN , 11.221% , ( 30-day SOFR Average
+ 6.864% ), 2/25/40 ................................ United States 1,645,000 1,741,416
b
2020-SBT1 , 1M2 , 144A, FRN , 8.121% , ( 30-day SOFR Average
+ 3.764% ), 2/25/40 ................................ United States 239,000 247,865
b
2021-R01 , 1B2 , 144A, FRN , 10.356% , ( 30-day SOFR Average
+ 6% ), 10/25/41 ................................... United States 185,000 192,124
b
2022-R02 , 2B1 , 144A, FRN , 8.856% , ( 30-day SOFR Average +
4.5% ), 1/25/42 .................................... United States 1,471,000 1,526,406
b
2022-R02 , 2M2 , 144A, FRN , 7.356% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 200,000 204,157
h
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.582% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 3,486,853 1,928,026
h
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.768% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 10,366,678 2,863,232
b ,h
J.P. Morgan Mortgage Trust , 2025-2 , A11 , 144A, FRN , 5.606% ,
( 30-day SOFR Average + 1.25% ), 7/25/55 ............... United States 1,017,338 1,016,747
MFA Trust ,
2024-NPL1 , A1 , 6.33% , 9/25/54 ....................... United States 509,587 510,589
b
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................ United States 222,473 223,377
b ,h
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
3.008% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 99,779 95,013
b ,h
OBX Trust , 2025-NQM14 , A1F , 144A, FRN , 5.556% , ( 30-day
SOFR Average + 1.2% ), 7/25/65 ...................... United States 215,297 215,653
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL5 , A1 , 144A,
7.762% , 4/25/30 ................................... United States 2,450,000 2,481,152
b ,j
Towd Point Mortgage Trust ,
2018-5 , M1 , 144A, FRN , 3.25% , 7/25/58 ................ United States 240,000 206,045
2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ................ United States 256,000 232,979

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 5.252% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 60,803 $ 59,724
91,913,795
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 93,062,077 ) ...............
91,913,795
Agency Commercial Mortgage-Backed Securities 8.3%
Financial Services 8.3%
k
FHLMC ,
h
311 , S1 , IO, FRN , 1.463% , Strip , ( 30-day SOFR Average +
5.836% ), 8/15/43 .................................. United States 5,436,862 599,153
h
326 , S2 , IO, FRN , 1.463% , Strip , ( 30-day SOFR Average +
5.836% ), 3/15/44 .................................. United States 2,968,105 317,326
4000 , PI , IO, 4.5% , 1/15/42 .......................... United States 2,098,964 278,929
4020 , IA , IO, 4% , 3/15/27 ............................ United States 149,824 1,449
4077 , IK , IO, 5% , 7/15/42 ............................ United States 1,993,870 422,213
4105 , HI , IO, 3.5% , 7/15/41 .......................... United States 846,355 42,921
h
4265 , SD , IO, FRN , 1.613% , ( 30-day SOFR Average +
5.986% ), 1/15/35 .................................. United States 11,674,891 799,108
4484 , TI , IO, 3.5% , 11/15/44 .......................... United States 476,468 21,639
h
4839 , WS , IO, FRN , 1.613% , ( 30-day SOFR Average +
5.986% ), 8/15/56 .................................. United States 1,554,356 230,342
h
4945 , SL , IO, FRN , 1.579% , ( 30-day SOFR Average + 5.936% ),
1/25/50 ......................................... United States 1,718,951 216,684
4984 , IL , IO, 4.5% , 6/25/50 ........................... United States 1,761,571 370,374
h
5002 , SJ , IO, FRN , 1.629% , ( 30-day SOFR Average + 5.986% ),
7/25/50 ......................................... United States 24,847,761 3,125,431
h
5011 , SA , IO, FRN , 1.779% , ( 30-day SOFR Average + 6.136% ),
9/25/50 ......................................... United States 2,824,636 396,767
5024 , HI , IO, 4.5% , 10/25/50 ......................... United States 20,228,963 4,829,248
5093 , YI , IO, 4.5% , 12/25/50 ......................... United States 2,120,819 506,509
5349 , IB , IO, 4% , 12/15/46 ........................... United States 3,882,378 848,758
k
FNMA ,
h
2010-35 , SG , IO, FRN , 1.929% , ( 30-day SOFR Average +
6.286% ), 4/25/40 .................................. United States 2,748,238 315,596
h
2011-101 , SA , IO, FRN , 1.429% , ( 30-day SOFR Average +
5.786% ), 10/25/41 ................................. United States 5,448,606 546,966
2012-127 , BI , IO, 4.5% , 11/25/42 ...................... United States 2,170,194 448,548
2012-151 , IN , IO, 5% , 1/25/43 ........................ United States 4,351,666 914,273
2015-30 , IO, 5.5% , 5/25/45 .......................... United States 588,056 80,196
h
2015-42 , LS , IO, FRN , 1.729% , ( 30-day SOFR Average +
6.086% ), 6/25/45 .................................. United States 1,015,785 79,786
2015-58 , KI , IO, 6% , 3/25/37 ......................... United States 8,422,537 1,386,884
2015-69 , IO, 6% , 9/25/45 ............................ United States 6,377,699 1,329,616
2016-3 , NI , IO, 6% , 2/25/46 .......................... United States 4,798,875 699,998
h
2018-38 , SA , IO, FRN , 1.729% , ( 30-day SOFR Average +
6.086% ), 6/25/48 .................................. United States 18,609,139 2,306,525
2018-58 , AI , IO, 4.5% , 8/25/48 ........................ United States 11,469,134 1,600,121
h
2019-34 , SL , IO, FRN , 1.579% , ( 30-day SOFR Average +
5.936% ), 7/25/49 .................................. United States 9,528,049 1,125,667
h
2019-43 , JS , IO, FRN , 1.579% , ( 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 777,568 87,442
h
2019-47 , SA , IO, FRN , 1.579% , ( 30-day SOFR Average +
5.936% ), 8/25/49 .................................. United States 8,181,283 1,023,255
2020-76 , BI , IO, 4.5% , 11/25/50 ....................... United States 2,237,345 514,068
2023-49 , IA , IO, 3% , 8/25/46 ......................... United States 11,359,465 1,459,317
2023-49 , IB , IO, 3.5% , 3/25/47 ........................ United States 13,915,300 2,171,803

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
FNMA, (continued)
374 , 6 , IO, 5.5% , 8/25/36 ............................ United States 377,312 $ 61,676
378 , 19 , IO, 5% , Strip , 6/25/35 ........................ United States 364,213 50,415
399 , 2 , IO, 5.5% , 11/25/39 ........................... United States 8,884 1,796
405 , 2 , IO, 4% , 10/25/40 ............................ United States 31,275 5,410
k
GNMA ,
2010-20 , BI , IO, 4.5% , 2/16/40 ........................ United States 5,656,887 983,812
h
2010-20 , SC , IO, FRN , 1.9% , ( 1-month SOFR + 6.036% ),
2/20/40 ......................................... United States 2,330,604 275,354
2012-128 , IA , IO, 3.5% , 10/20/42 ...................... United States 7,934,567 1,292,704
2012-140 , IC , IO, 3.5% , 11/20/42 ...................... United States 11,814,931 1,934,622
2012-146 , IO, 5% , 12/20/42 .......................... United States 2,564,267 539,922
h
2013-152 , SJ , IO, FRN , 1.9% , ( 1-month SOFR + 6.036% ),
5/20/41 ......................................... United States 9,356,558 1,082,963
2013-34 , IH , IO, 4.5% , 3/20/43 ........................ United States 4,144,262 789,984
h
2014-119 , SA , IO, FRN , 1.35% , ( 1-month SOFR + 5.486% ),
8/20/44 ......................................... United States 6,408,076 639,914
2014-132 , IO, 5% , 9/20/44 ........................... United States 3,626,213 734,796
2014-4 , BI , IO, 4% , 1/20/44 .......................... United States 4,387,338 857,973
h
2014-4 , SG , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
1/20/44 ......................................... United States 7,491,142 775,589
h
2014-46 , SA , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
3/20/44 ......................................... United States 4,695,450 509,106
2014-71 , PI , IO, 4.5% , 12/20/39 ....................... United States 2,756,776 270,159
2015-105 , LI , IO, 5% , 10/20/39 ........................ United States 4,556,510 977,088
2015-167 , MI , IO, 5% , 6/20/45 ........................ United States 8,784,914 1,664,260
2015-52 , KI , IO, 3.5% , 11/20/40 ....................... United States 2,688,384 104,668
2015-64 , YI , IO, 4% , 11/20/44 ........................ United States 5,137,026 755,747
2015-79 , GI , IO, 5% , 10/20/39 ........................ United States 4,157,014 857,301
j
2015-H10 , BI , IO, FRN , 2.078% , 4/20/65 ................ United States 9,918,641 449,592
j
2015-H12 , AI , IO, FRN , 1.826% , 5/20/65 ................ United States 13,436,871 344,400
j
2015-H23 , BI , IO, FRN , 1.766% , 9/20/65 ................ United States 16,010,404 359,033
2016-126 , PI , IO, 5% , 2/20/46 ........................ United States 5,132,356 1,090,479
2016-17 , IA , IO, 4.5% , 3/20/45 ........................ United States 5,822,834 1,129,414
j
2016-H22 , AI , IO, FRN , 2.78% , 10/20/66 ................ United States 9,395,763 438,275
j
2016-H23 , NI , IO, FRN , 2.526% , 10/20/66 ............... United States 23,559,132 1,081,647
j
2016-H24 , JI , IO, FRN , 2.423% , 11/20/66 ................ United States 5,713,845 337,860
j
2016-H27 , EI , IO, FRN , 1.897% , 12/20/66 ............... United States 8,243,065 339,054
2017-104 , MI , IO, 5.5% , 7/16/47 ....................... United States 6,314,576 1,411,325
2017-179 , WI , IO, 5% , 12/20/47 ....................... United States 3,030,297 689,411
2017-26 , MI , IO, 5% , 11/20/39 ........................ United States 696,797 128,032
2017-42 , IC , IO, 4.5% , 8/20/41 ........................ United States 9,562,737 1,731,884
j
2017-H02 , BI , IO, FRN , 2.292% , 1/20/67 ................ United States 6,560,844 250,532
j
2017-H06 , BI , IO, FRN , 2.36% , 2/20/67 ................. United States 14,650,021 470,579
j
2017-H06 , MI , IO, FRN , 2.25% , 2/20/67 ................. United States 12,117,969 501,490
j
2017-H08 , NI , IO, FRN , 2.213% , 3/20/67 ................ United States 16,562,091 515,830
j
2017-H09 , IO, FRN , 1.887% , 4/20/67 ................... United States 16,335,556 469,892
j
2017-H10 , MI , IO, FRN , 1.864% , 4/20/67 ................ United States 27,415,646 815,944
j
2017-H11 , DI , IO, FRN , 2.086% , 5/20/67 ................ United States 9,821,066 480,692
j
2017-H12 , QI , IO, FRN , 2.387% , 5/20/67 ................ United States 13,611,126 526,587
j
2017-H16 , IO, FRN , 2.476% , 8/20/67 ................... United States 15,683,989 947,783
j
2017-H16 , JI , IO, FRN , 2.448% , 8/20/67 ................. United States 15,912,662 703,706
2018-127 , IC , IO, 5% , 10/20/44 ....................... United States 1,150,959 228,610
h
2018-139 , SA , IO, FRN , 1.9% , ( 1-month SOFR + 6.036% ),
10/20/48 ........................................ United States 995,446 139,414
h
2018-164 , AS , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
12/20/48 ........................................ United States 16,907,351 2,136,922

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
2018-94 , AI , IO, 4.5% , 7/20/48 ........................ United States 1,113,935 $ 229,609
j
2018-H02 , EI , IO, FRN , 2.33% , 1/20/68 ................. United States 4,492,283 191,946
j
2018-H05 , BI , IO, FRN , 2.314% , 2/20/68 ................ United States 32,068,566 1,378,596
j
2018-H15 , EI , IO, FRN , 0.843% , 8/20/68 ................ United States 35,118,979 1,878,549
2019-119 , IN , IO, 5% , 9/20/49 ........................ United States 12,909,012 3,148,205
h
2019-125 , SG , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ),
10/20/49 ........................................ United States 6,795,440 827,789
h
2019-6 , SM , IO, FRN , 1.8% , ( 1-month SOFR + 5.936% ),
1/20/49 ......................................... United States 10,467,635 1,160,533
h
2019-83 , SY , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
7/20/49 ......................................... United States 1,139,645 142,351
h
2019-96 , SY , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
8/20/49 ......................................... United States 1,105,461 141,453
2020-13 , AI , IO, 4% , 3/20/46 ......................... United States 8,352,636 1,106,947
2020-175 , NI , IO, 3% , 11/20/50 ....................... United States 22,808,406 3,693,616
h
2020-63 , PS , IO, FRN , 1.85% , ( 1-month SOFR + 5.986% ),
4/20/50 ......................................... United States 2,131,324 284,618
h
2020-97 , QS , IO, FRN , 1.9% , ( 1-month SOFR + 6.036% ),
7/20/50 ......................................... United States 1,967,033 282,986
j
2020-H12 , IH , IO, FRN , 1.607% , 7/20/70 ................ United States 37,191,966 2,645,502
h
2021-77 , SM , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ),
5/20/51 ......................................... United States 25,991,878 3,665,216
h
2021-98 , SK , IO, FRN , 2.05% , ( 1-month SOFR + 6.186% ),
6/20/51 ......................................... United States 4,835,230 680,915
j
2024-32 , IO, FRN , 0.7% , 6/16/63 ...................... United States 28,203,221 1,411,300
84,850,689
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 88,582,879 ) .......
84,850,689
Total Long Term Investments (Cost $ 1,004,111,488 ) ...........................
1,003,724,850
a
Short Term Investments 21.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 7.6%
b ,c
Alexandria Real Estate Equities, Inc. , 144A, 4 .34% , 10/17/25 .. United States 2,565,000 2,559,751
b ,c
Alimentation Couche-Tard, Inc. , 144A, 4 .34% , 10/10/25 ....... Canada 2,030,000 2,027,557
c
American Honda Finance Corp. , 4 .32% , 12/16/25 ........... United States 3,020,000 2,992,324
b ,c
Boston Properties LP ,
144A, 4 .29% , 10/08/25 ............................... United States 2,825,000 2,822,311
144A, 4 .32% , 11/24/25 ............................... United States 3,375,000 3,352,871
6,175,182
b ,c
Bunge Ltd. Finance Corp. ,
144A, 4 .33% , 10/22/25 ............................... United States 2,190,000 2,184,223
144A, 4 .32% , 12/01/25 ............................... United States 3,050,000 3,027,480
144A, 4 .32% , 10/20/25 ............................... United States 2,145,000 2,139,859
7,351,562
b ,c
Enbridge US, Inc. ,
144A, 4 .28% , 10/17/25 ............................... United States 2,245,000 2,240,467

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,c
Enbridge US, Inc., (continued)
144A, 4 .3% , 10/28/25 ................................ United States 1,815,000 $ 1,808,945
4,049,412
b ,c
Enel Finance America LLC , 144A, 4 .26% , 12/19/25 .......... Italy 2,165,000 2,144,713
b ,c
Energy Transfer LP , 144A, 4 .24% , 10/01/25 ................ United States 2,965,000 2,964,650
b ,c
Extra Space Storage LP , 144A, 4 .33% , 10/16/25 ............ United States 2,140,000 2,135,894
b ,c
Fidelity National Information Services, Inc. ,
144A, 4 .27% , 10/10/25 ............................... United States 2,185,000 2,182,413
144A, 4 .29% , 10/15/25 ............................... United States 2,215,000 2,211,048
4,393,461
b ,c
FMC Corp. , 144A, 4 .88% , 10/01/25 ...................... United States 4,070,000 4,069,449
b ,c
Kinder Morgan, Inc. , 144A, 4 .51% , 10/01/25 ............... United States 4,935,000 4,934,381
b ,c
Marriott International, Inc. , 144A, 4 .31% , 10/30/25 ........... United States 2,070,000 2,062,600
b ,c
Mid-America Apartments LP ,
144A, 4 .22% , 10/01/25 ............................... United States 2,235,000 2,234,738
144A, 4 .22% , 10/02/25 ............................... United States 1,940,000 1,939,545
144A, 4 .23% , 10/03/25 ............................... United States 1,585,000 1,584,442
144A, 4 .25% , 10/06/25 ............................... United States 3,115,000 3,112,796
8,871,521
b ,c
Nutrien Ltd. , 144A, 4 .33% , 10/14/25 ..................... Canada 1,145,000 1,143,077
b ,c
Oracle Corp. , 144A, 4 .25% , 11/17/25 ..................... United States 2,255,000 2,242,288
b ,c
Phillips 66 , 144A, 4 .33% , 10/20/25 ...................... United States 2,255,000 2,249,590
b ,c
Protective Life Corp. , 144A, 5 .2% , 10/23/25 ................ United States 2,100,000 2,093,042
c
Ryder System, Inc. , 4 .22% , 10/01/25 ..................... United States 2,350,000 2,349,725
b ,c
Targa Resources Corp. ,
144A, 4 .64% , 10/06/25 ............................... United States 1,970,000 1,968,478
144A, 4 .6% , 10/01/25 ................................ United States 3,965,000 3,964,493
5,932,971
b ,c
UDR, Inc. ,
144A, 4 .22% , 10/02/25 ............................... United States 2,535,000 2,534,405
144A, 4 .28% , 10/15/25 ............................... United States 2,475,000 2,470,596
5,005,001
Total Commercial Papers (Cost $ 77,758,617 ) .................................
77,748,151
a a a
U.S. Government and Agency Securities 1.0%
c
U.S. Treasury Bills ,
n
2.01%, 10/02/25 ................................... United States 6,900,000 6,899,230
n
3.92%, 11/06/25 ................................... United States 600,000 597,589
3.83%, 1/20/26 ................................... United States 2,900,000 2,865,888
10,362,707
Total U.S. Government and Agency Securities (Cost $ 10,362,596 ) ...............
10,362,707

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 12.4%
a,o
Putnam Short Term Investment Fund , Class P , 4.364% ....... United States 127,240,127 $ 127,240,127
Total Management Investment Companies (Cost $ 127,240,127 ) .................
127,240,127
Total Short Term Investments (Cost $ 215,361,340 ) .............................
215,350,985
a
Total Investments (Cost $ 1,219,472,828 ) 118.7% ...............................
$1,219,075,835
TBA Sale Commitments (6.1) % ..............................................
(62,697,656)
Other Assets, less Liabilities (12.6) % ........................................
(128,776,524)
Net Assets 100.0% .........................................................
$1,027,601,655
a a a
Principal
Amount
*
p
TBA Sale Commitments (6.1)%
Mortgage-Backed Securities (6.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (6.1)%
Uniform Mortgage-Backed Securities ,
4.5% , TBA, 10/25/55 ............................... United States (17,000,000) (16,491,568)
5% , TBA, 10/25/55 ................................. United States (28,000,000) (27,772,963)
6% , TBA, 10/25/55 ................................. United States (18,000,000) (18,433,125)
(62,697,656)
Total TBA Sale Commitments (Proceeds $ (62,919,023) ) ........................
$(62,697,656)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3(g) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $415,189,238, representing 40.4% of net assets.
c
The rate shown represents the yield at period end.
d
Perpetual security with no stated maturity date.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
f
Income may be received in additional securities and/or cash.
g
See Note 1(f) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See Note 8 regarding unfunded loan commitments.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
m
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At September 30, 2025, the aggregate value of these securities pledged amounted to $3,423,140, representing 0.3% net assets.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(d).

Putnam Diversified Income Trust
Schedule of Investments, September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
At September 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 60 $ 8,298,890 12/08/25 $ 7,708
U.S. Treasury 10 Year Ultra Notes ................ Short 168 19,333,125 12/19/25 (176,105)
U.S. Treasury 5 Year Notes ..................... Long 13 1,419,539 12/31/25 (1,541)
Total Futures Contracts ...................................................................... $(169,938)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 2,823,700 1,860,326 10/15/25 $ 8,489 $ —
Australian Dollar .... BZWS Sell 1,439,100 949,674 10/15/25 — (2,768)
Australian Dollar .... CITI Sell 1,826,700 1,202,270 10/15/25 — (6,699)
Australian Dollar .... GSCO Buy 198,200 130,447 10/15/25 728 —
Australian Dollar .... HSBK Sell 736,600 484,762 10/15/25 — (2,743)
Australian Dollar .... MSCO Buy 119,000 78,318 10/15/25 439 —
Australian Dollar .... MSCO Sell 8,068,100 5,309,927 10/15/25 — (29,800)
Australian Dollar .... SSBT Sell 3,493,900 2,299,318 10/15/25 — (13,057)
Australian Dollar .... UBSW Sell 138,200 90,927 10/15/25 — (539)
Australian Dollar .... WPAC Sell 158,500 104,319 10/15/25 — (582)
Canadian Dollar .... BOFA Sell 23,500 17,320 10/15/25 423 —
Canadian Dollar .... BZWS Sell 592,600 437,040 10/15/25 10,947 —
Canadian Dollar .... GSCO Sell 65,800 48,500 10/15/25 1,188 —
Canadian Dollar .... JPHQ Sell 1,377,700 1,015,606 10/15/25 25,010 —
Canadian Dollar .... SSBT Sell 6,699,100 4,923,319 10/15/25 106,521 —
Canadian Dollar .... TDOM Sell 996,100 734,222 10/15/25 18,004 —
Canadian Dollar .... UBSW Sell 141,300 104,194 10/15/25 2,596 —
Canadian Dollar .... WPAC Buy 60,600 44,689 10/15/25 — (1,116)
New Zealand Dollar . HSBK Sell 26,200 16,012 10/15/25 815 —
New Zealand Dollar . MSCO Sell 4,865,400 2,977,041 10/15/25 154,910 —
New Zealand Dollar . UBSW Sell 578,900 354,314 10/15/25 18,528 —
Chinese Yuan ...... WPAC Buy 739,400 103,561 11/19/25 531 —
Hong Kong Dollar ... HSBK Buy 10,816,600 1,390,070 11/19/25 1,515 —
Hong Kong Dollar ... HSBK Sell 11,705,400 1,506,147 11/19/25 216 —
Hong Kong Dollar ... TDOM Buy 1,007,600 129,681 11/19/25 — (51)
Japanese Yen ...... BOFA Buy 692,052,400 4,738,819 11/19/25 — (35,344)
Japanese Yen ...... CITI Buy 17,054,400 117,284 11/19/25 — (1,375)
Japanese Yen ...... CITI Sell 30,838,700 211,210 11/19/25 1,618 —
Japanese Yen ...... GSCO Buy 680,798,100 4,629,294 11/19/25 19,680 (21,988)
Japanese Yen ...... HSBK Buy 185,896,200 1,273,349 11/19/25 — (9,921)
Japanese Yen ...... JPHQ Buy 85,555,900 585,798 11/19/25 — (4,325)
Japanese Yen ...... MSCO Buy 393,107,700 2,692,733 11/19/25 — (21,009)
Japanese Yen ...... TDOM Buy 25,655,100 175,681 11/19/25 — (1,318)
Japanese Yen ...... TDOM Sell 15,586,100 106,154 11/19/25 225 —
New Taiwan Dollar .. BZWS Buy 11,904,700 402,254 11/19/25 — (10,106)
New Taiwan Dollar .. BZWS Sell 3,843,200 127,343 11/19/25 745 —

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At September 30, 2025, the Fund had the following forward premium swap options contracts outstanding. See Note 1(e).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... HSBK Sell 3,840,900 5,220,144 12/17/25 $ 54,026 $ —
Euro ............. CITI Sell 109,500 129,027 12/17/25 — (107)
Euro ............. HSBK Buy 1,951,200 2,306,295 12/17/25 — (5,245)
Euro ............. HSBK Sell 26,342,900 31,136,992 12/17/25 70,808 —
Euro ............. JPHQ Sell 87,300 103,984 12/17/25 1,031 —
Euro ............. TDOM Buy 5,400 6,369 12/17/25 — (1)
Norwegian Krone ... MSCO Sell 26,720,300 2,714,219 12/17/25 36,136 —
Swedish Krona ..... MSCO Sell 30,629,900 3,317,037 12/17/25 47,723 —
Swiss Franc ....... UBSW Buy 6,493,900 8,257,873 12/17/25 — (24,523)
Total Forward Exchange Contracts ................................................... $582,852 $(192,617)
Net unrealized appreciation (depreciation) ............................................ $390,235
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 263,600,000 $ 1,093,940 $ 222,404
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 395,350,000 (869,770) 279,685
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 11,855,700 607,012 (411,799)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 11,855,700 579,744 (222,920)
3.165%/1-day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 7,681,200 549,206 (155,020)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 48,909,700 552,680 (535,696)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 6,129,800 222,512 (149,150)
(4.37%)/1-day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (24,211)
4.37%/1-day SOFR/Apr-45/(Purchased) DBAB 4/23/35 / 4.37% 4,000,000 365,400 (38,254)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 1,724,650
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 13,662,300 847,460 (815,416)
4.565%/6-month AUD BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,979 (270,852)
(4.565%)/6-month AUD BBR/Mar-38/
(Purchased) JPHQ 3/15/28 / 4.565% AUD 17,126,000 699,980 (223,255)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 31,866,700 796,622 (227,108)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 31,866,700 632,511 (450,986)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 (796,069)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 25,226,900 964,717 3,099,678
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 48,909,700 (159,241) 158,984
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 48,909,700 329,287 (328,743)
3.25%/1-day SOFR/Sep-37/(Purchased) MCM 9/09/27 / 3.25% 13,700,000 291,125 (40,703)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 5,225,500 240,634 (92,606)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 5,225,500 230,967 (10,399)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 6,440,900 513,451 134,174

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2025 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 9,202,400 $ 960,704 $ 327,656
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 6,695,700 242,384 (67,987)
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 (682,692)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 21,121,500 1,120,307 1,463,578
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 (370,924)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 10,843,500 657,873 448,714
Unrealized appreciation 7,859,523
Unrealized (depreciation) (5,914,790)
Total $1,944,733
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 45,541,000 $ 3,694,286 $ 2,160,567 $ 1,533,719
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,694,286 $2,160,567 $1,533,719
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 5,680,000 2,798,587 2,318,565 480,022
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 131,000 64,544 59,000 5,544
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 160,000 78,833 9,104 69,729
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 190,000 70,374 71,488 (1,114)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 1,271,000 79,096 57,268 21,828
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 37,000 15,877 16,021 (144)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 922,000 183,001 277,119 (94,118)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 1,667,000 330,871 319,372 11,499
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 540,000 107,181 174,616 (67,435)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 3,588,000 430,561 447,504 (16,943)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 1,099,000 187,745 199,468 (11,723)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 2,198,000 438,227 460,847 (22,620)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 7,284,000 233,958 1,700,195 (1,466,237)
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 2,246,000 365,368 433,871 (68,503)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 1,099,000 185,216 197,408 (12,192)

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c) (d)
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 2,048,000 $ (135,026) $ (269,434) $ 134,408
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 591,000 (291,190) (47,420) (243,770)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 190,000 (70,374) (81,236) 10,862
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 6,165,000 (383,657) (1,071,933) 688,276
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 175,000 (10,890) (30,380) 19,490
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 649,000 (40,388) (73,125) 32,737
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 588,000 (36,592) (104,672) 68,080
Non-
Investment
Grade
CMBX.NA.BB.8 . 5.00% Monthly MSCO 10/17/57 37,000 (15,877) (16,251) 374
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 232,000 (37,256) (52,737) 15,481
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 11,000 (1,767) (2,259) 492
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 143,000 (22,963) (32,506) 9,543
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 7,284,000 (233,959) (438,632) 204,673
Investment
Grade
Total OTC Swap Contracts .............................................. $4,289,500 $4,521,261 $(231,761)
Total Credit Default Swap Contracts .................................... $7,983,786 $ 6,681,828 $1,301,958
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At September 30, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 340,622,000 $ (1,067,736) $ (395,559) $ (672,177)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 107,112,000 (377,053) (171,780) (205,273)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.23% .... Quarterly 9/17/27 6,895,000 AUD 21,785 5,775 16,010
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 18,212,000 65,195 65,195 —
Receive Fixed 2.08% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 12/17/27 9,995,000 EUR (14,656) (4,390) (10,266)
Receive Fixed 2.38% .. Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 12/17/27 16,584,000 CAD 11,459 6,671 4,788
Receive Fixed 3.28% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 12/17/27 8,703,000 AUD (23,334) 1,163 (24,497)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/27 7,699,000 GBP (19,701) (8,133) (11,568)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 480,393,500 5,188,386 1,743,697 3,444,689
Receive Fixed 3.65% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 54,303,000 636,379 218,118 418,261
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 41,853,000 AUD 201,650 (149,900) 351,550
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 2,869,000 EUR 31,435 8,382 23,053
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.2% ..... Annual 12/17/30 3,994,000 30,697 33,318 (2,621)
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 33,139,500 AUD (172,077) — (172,077)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 17,356,300 252,443 — 252,443

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 48,905,000 $ (910,387) $ 17,116 $ (927,503)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.92% .... Annual 9/17/35 6,172,000 (135,676) (39,148) (96,528)
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 851,000 17,270 26,742 (9,472)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 44,837,000 AUD (110,820) 140,254 (251,074)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.57% .... Annual 9/17/35 701,000 EUR 7,545 (1,277) 8,822
Receive Fixed 0.45% .. Annual
Pay Floating 1-day
SARON .......... Annual 12/17/35 8,955,000 CHF (30,288) (20,100) (10,188)
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.93% .... Semi-Annual 12/17/35 13,418,000 CAD (27,941) (35,103) 7,162
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 4,410,000 47,619 33,442 14,177
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 12/17/35 2,667,000 24,349 15,766 8,583
Receive Fixed 2.63% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 12/17/35 3,227,000 EUR (10,922) 1,741 (12,663)
Receive Fixed 3.57% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 549,000 (4,097) (2,290) (1,807)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.9% ..... Semi-Annual 12/17/35 13,006,000 NZD (105,754) (20,023) (85,731)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.6% ..... Annual 12/17/35 75,985,000 SEK 105,729 26,211 79,518
Receive Fixed 4.08% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/35 10,781,000 GBP (107,209) (28,501) (78,708)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.18% .... Semi-Annual 12/17/35 1,585,000 AUD 11,117 (725) 11,842
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 3.85% .... Annual 12/17/35 109,625,000 NOK 210,667 78,700 131,967

Putnam Diversified Income Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 8,925,000 AUD $ 161,041 $ — $ 161,041
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 17,024,000 (296,693) 16,741 (313,434)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 5,167,000 (108,307) (24,325) (83,982)
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 5,271,000 EUR (399,457) (69,738) (329,719)
Receive Fixed 4.07% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 7,606,000 186,306 62,862 123,444
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 389,000 AUD (2,863) 1,888 (4,751)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.62% .... Annual 9/17/55 396,000 EUR 26,244 1,618 24,626
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 3,527,000 28,787 32,261 (3,474)
Total Interest Rate Swap Contracts ................................. $3,341,132 $ 1,566,669 $1,774,463
*
In U.S. dollars unless otherwise indicated.
See Note 9 regarding other derivative information.
See Abbreviations on page 66 .

Putnam Diversified Income Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Diversified
Income Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,075,022,109
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 144,450,719
Value - Unaffiliated issuers .................................................................. $1,074,469,520
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 144,606,315
Cash .................................................................................... 6,702,460
Receivables:
Investment securities sold ................................................................... 2,220,267
Receivable for sales of TBA securities (Note 1 d ) .................................................. 44,485,898
Capital shares sold ........................................................................ 1,117,247
Dividends and interest ..................................................................... 5,707,982
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 15,812,183
Variation margin on futures contracts ........................................................... 9,613
Variation margin on centrally cleared swap contracts ............................................... 19,422
OTC swap contracts (upfront payments ) .......................................................... 6,741,846
Unrealized appreciation on OTC forward exchange contracts .......................................... 582,852
Unrealized appreciation on forward premium swap option contracts ..................................... 7,859,523
Unrealized appreciation on OTC swap contracts .................................................... 1,773,038
Unrealized appreciation on unfunded loan commitments (Note 8 ) ....................................... 371
Prepaid expenses .......................................................................... 473,611
Total assets .......................................................................... 1,312,582,148
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,810,333
Payable for purchases of TBA securities (Note 1 d ) ................................................ 193,369,082
Capital shares redeemed ................................................................... 737,462
Management fees ......................................................................... 440,641
Administrative fees ........................................................................ 3,899
Distribution fees .......................................................................... 148,180
Transfer agent fees ........................................................................ 300,017
Trustees' fees and expenses ................................................................. 612,279
Deposits from brokers for:
OTC derivative contracts .................................................................. 6,322,000
OTC swap contracts (upfront receipts ) ........................................................... 2,220,585
Unrealized depreciation on OTC swap contracts .................................................... 2,004,799
Unrealized depreciation on OTC forward exchange contracts .......................................... 192,617
Unrealized depreciation on forward premium swap option contracts ..................................... 5,914,790
TBA sale commitments, at value (proceeds $62,919,023) (Note 1d) ..................................... 62,697,656
Accrued expenses and other liabilities ........................................................... 206,153
Total liabilities ......................................................................... 284,980,493
Net assets, at value ................................................................. $1,027,601,655
Net assets consist of:
Paid-in capital ............................................................................. $2,797,846,921
Total distributable earnings (losses) ............................................................. (1,770,245,266)
Net assets, at value ................................................................. $1,027,601,655

Putnam Diversified Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Diversified
Income Trust
Class A:
Net assets, at value ....................................................................... $492,309,851
Shares outstanding ........................................................................ 97,448,739
Net asset value per share
a,b
.................................................................. $5.05
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $5.26
Class C:
Net assets, at value ....................................................................... $33,199,897
Shares outstanding ........................................................................ 6,780,737
Net asset value and maximum offering price per share
a,b
............................................ $4.90
Class M:
Net assets, at value ....................................................................... $43,304,511
Shares outstanding ........................................................................ 8,889,400
Net asset value per share
a,b
.................................................................. $4.87
Maximum offering price per share (net asset value per share ÷ 96.75%)
b
................................ $5.03
Class R:
Net assets, at value ....................................................................... $1,728,113
Shares outstanding ........................................................................ 350,275
Net asset value and maximum offering price per share
b
............................................. $4.93
Class R6:
Net assets, at value ....................................................................... $22,546,162
Shares outstanding ........................................................................ 4,556,695
Net asset value and maximum offering price per share
b
............................................. $4.95
Class Y:
Net assets, at value ....................................................................... $434,513,121
Shares outstanding ........................................................................ 87,264,365
Net asset value and maximum offering price per share
b
............................................. $4.98
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Diversified Income Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Diversified
Income Trust
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $6,902,729
Interest: (net of foreign taxes of $22,285)
Unaffiliated issuers ........................................................................ 59,354,262
Total investment income ................................................................... 66,256,991
Expenses:
Management fees (Note 3 a ) ................................................................... 5,474,199
Administrative fees (Note 3 b ) .................................................................. 21,295
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,239,172
    Class C ................................................................................ 427,120
    Class M ................................................................................ 223,455
Class R ................................................................................ 6,942
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 780,538
    Class C ................................................................................ 65,498
    Class M ................................................................................ 68,948
    Class R ................................................................................ 236
    Class R6 ............................................................................... 11,691
    Class Y ................................................................................ 690,990
Custodian fees (Note 4 ) ...................................................................... 73,890
Reports to shareholders fees .................................................................. 92,947
Registration and filing fees .................................................................... 106,818
Professional fees ........................................................................... 193,266
Trustees' fees and expenses (Not e 1f) ........................................................... 38,512
Interest expense ........................................................................... 1,123
Other .................................................................................... 21,406
Total expenses ......................................................................... 9,538,046
Expense reductions (Note 4 ) ............................................................... (26,574)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (17,676)
Net expenses ......................................................................... 9,493,796
Net investment income ................................................................ 56,763,195

Putnam Diversified Income Trust
Financial Statements
Statement of Operations
(continued)
for the year ended September 30, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Diversified
Income Trust
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,654,337)
Foreign currency transactions ................................................................ 69,552
Forward exchange contracts ................................................................. (1,547,252)
Forward premium swap option contracts ........................................................ 1,667,544
Futures contracts ......................................................................... 767,247
TBA sale commitments ..................................................................... (1,139,805)
Swap contracts ........................................................................... (521,568)
Net realized gain (loss) .................................................................. (5,358,619)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 7,712,908
Non-controlled affiliates (Note 3 g ) ........................................................... 155,596
Translation of other assets and liabilities denominated in foreign currencies .............................. 98,312
Unfunded loan commitments (Note 8 ) .......................................................... 371
Forward exchange contracts ................................................................. 1,363,358
Forward premium swap option contracts ........................................................ (1,975,593)
Futures contracts ......................................................................... (85,870)
TBA sale commitments ..................................................................... (83,398)
Swap contracts ........................................................................... 4,424,097
Net change in unrealized appreciation (depreciation) ............................................ 11,609,781
Net realized and unrealized gain (loss) ............................................................ 6,251,162
Net increase (decrease) in net assets resulting from operations .......................................... $63,014,357

Putnam Diversified Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Diversified Income Trust
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $56,763,195 $64,934,166
Net realized gain (loss) ................................................. (5,358,619) (14,838,684)
Net change in unrealized appreciation (depreciation) ........................... 11,609,781 101,433,675
Net increase (decrease) in net assets resulting from operations ................ 63,014,357 151,529,157
Distributions to shareholders:
Class A ............................................................. (79,814,073) (37,874,341)
Class B ............................................................. — (48,109)
Class C ............................................................. (7,476,444) (4,053,018)
Class M ............................................................ (7,648,502) (3,651,979)
Class R ............................................................. (197,480) (95,844)
Class R6 ............................................................ (4,300,065) (2,201,411)
Class Y ............................................................. (73,447,979) (35,838,263)
Total distributions to shareholders .......................................... (172,884,543) (83,762,965)
Capital share transactions: (Note 2 )
Class A ............................................................. 14,255,563 (48,789,012)
Class B ............................................................. — (1,467,408)
Class C ............................................................. (16,281,227) (19,169,092)
Class M ............................................................ (2,009,234) (4,920,517)
Class R ............................................................. 652,224 (549,486)
Class R6 ............................................................ (1,954,413) (11,489,693)
Class Y ............................................................. 10,894,743 (87,756,276)
Total capital share transactions ............................................ 5,557,656 (174,141,484)
Net increase (decrease) in net assets ................................... (104,312,530) (106,375,292)
Net assets:
Beginning of year ....................................................... 1,131,914,185 1,238,289,477
End of year ........................................................... $1,027,601,655 $1,131,914,185

Putnam Diversified Income Trust

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Putnam Diversified Income Trust (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers six classes of shares: Class A, Class
C, Class M, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to interest
rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 9 regarding other derivative information.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 10,415,042 $52,844,134 6,263,333 $34,133,533
Shares issued in reinvestment of distributions .......... 14,584,395 72,501,481 6,333,475 34,380,553
Shares redeemed ............................... (21,874,784) (111,090,052) (21,569,971) (117,303,098)
Net increase (decrease) .......................... 3,124,653 $14,255,563 (8,973,163) $(48,789,012)
Class B Shares:
*
Shares sold ................................... — $— 1 $5
Shares issued in reinvestment of distributions .......... — — 8,839 47,129
Shares redeemed ............................... — — (279,673) (1,514,542)
Net increase (decrease) .......................... — $— (270,833) $(1,467,408)
Class C Shares:
Shares sold ................................... 469,074 $2,353,044 381,135 $2,032,756
Shares issued in reinvestment of distributions .......... 1,428,152 6,880,408 695,659 3,679,934
Shares redeemed
a
.............................. (5,199,109) (25,514,679) (4,693,074) (24,881,782)
Net increase (decrease) .......................... (3,301,883) $(16,281,227) (3,616,280) $(19,169,092)
Class M Shares:
Shares redeemed ............................... (405,790) (2,009,234) (930,720) (4,920,517)
Net increase (decrease) .......................... (405,790) $(2,009,234) (930,720) $(4,920,517)
Class R Shares:
Shares sold ................................... 146,628 $710,585 23,960 $128,581
Shares issued in reinvestment of distributions .......... 40,004 194,072 17,730 94,232
Shares redeemed ............................... (51,764) (252,433) (143,448) (772,299)
Net increase (decrease) .......................... 134,868 $652,224 (101,758) $(549,486)
1. Organization and Significant Accounting Policies
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2025
Year Ended
September 30, 2024
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 1,569,594 $7,838,878 2,046,703 $10,863,849
Shares issued in reinvestment of distributions .......... 453,222 2,208,302 225,554 1,202,899
Shares redeemed ............................... (2,449,164) (12,001,593) (4,414,075) (23,556,441)
Net increase (decrease) .......................... (426,348) $(1,954,413) (2,141,818) $(11,489,693)
Class Y Shares:
Shares sold ................................... 21,244,175 $107,447,691 19,068,753 $103,316,724
Shares issued in reinvestment of distributions .......... 13,543,025 66,372,117 5,834,159 31,284,498
Shares redeemed ............................... (32,494,689) (162,925,065) (41,495,372) (222,357,498)
Net increase (decrease) .......................... 2,292,511 $10,894,743 (16,592,460) $(87,756,276)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended September 30, 2025, the gross effective investment management fee rate was 0.523% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.700% of the first $5 billion,
0.650% of the next $5 billion,
0.600% of the next $10 billion,
0.550% of the next $10 billion,
0.500% of the next $50 billion,
0.480% of the next $50 billion,
0.470% of the next $100 billion and
0.465% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class M, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations,
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class M .................................................................. 1.00% 0.50%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $22,940
CDSC retained .............................................................................. $2,293
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended September 30, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended September 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective May 19, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended September 30, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Diversified Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $17,210,592 $— $— $155,596 $17,366,188 691,880 $507,569
Putnam Short Term Investment
Fund, Class P, 4.364% ...... 221,124,630 1,016,174,631 (1,110,059,134) — — 127,240,127 127,240,127 6,395,160
Total Affiliated Securities ... $221,124,630 $1,033,385,223 $(1,110,059,134) $— $155,596 $144,606,315 $6,902,729
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 892,255,289
Long term ................................................................................ 740,667,894
Total capital loss carryforwards ............................................................... $1,632,923,183
2025 2024
Distributions paid from:
Ordinary income .......................................................... $172,884,543 $83,762,965
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
At September 30, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2025, aggregated
$5,513,256,772 and $5,411,204,276, respectively.
7. Credit Risk and Defaulted Securities
At September 30, 2025, the Fund had 33.0% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At September 30, 2025, unfunded commitments were as follows:
Cost of investments .......................................................................... $1,314,783,526
Unrealized appreciation ........................................................................ $56,414,849
Unrealized depreciation ........................................................................ (201,330,248)
Net unrealized appreciation (depreciation) .......................................................... $(144,915,399)
Distributable earnings:
Undistributed ordinary income ................................................................... $7,437,303
Borrower Unfunded Commitment
Putnam Diversified Income Trust
Clydesdale Acquisition Holdings, Inc. $ 4,167
Pinnacle Buyer LLC 74,182
$ 78,349
5. Income Taxes
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Other Derivative Information
At September 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Diversified Income Trust
Interest rate contracts .......
Variation margin on futures
contracts
$ 7,708
a
Variation margin on futures
contracts
$ 177,646
a
Variation margin on centrally
cleared swap contracts
5,081,976
a
Variation margin on centrally
cleared swap contracts
3,307,513
a
Unrealized appreciation on
forward premium swap option
contracts
7,859,523
Unrealized depreciation on
forward premium swap option
contracts
5,914,790
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
582,852 Unrealized depreciation on OTC
forward exchange contracts
192,617
Credit contracts ............
Variation margin on centrally
cleared swap contracts
1,533,719
a
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
6,741,846
OTC swap contracts (upfront
receipts)
2,220,585
Unrealized appreciation on OTC
swap contracts
1,773,038
Unrealized depreciation on OTC
swap contracts
2,004,799
Total .................... $23,580,662 $13,817,950
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
For the year ended September 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended September 30, 2025, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At September 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Diversified Income Trust
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $767,247 Futures contracts $(85,870)
Swap contracts (4,077,114) Swap contracts 2,711,293
Forward premium swap option
contracts 1,667,544
Forward premium swap option
contracts (1,975,593)
Foreign exchange contracts .....
Forward exchange contracts (1,547,252) Forward exchange contracts 1,363,358
Credit contracts ...............
Swap contracts 3,555,546 Swap contracts 1,712,804
Total ....................... $365,971 $3,725,992
Putnam Diversified
Income Trust
Futures contracts .......................................................................... $ 31,769,749
Swap contracts ............................................................................ 2,188,294,200
Forwards exchange contracts ................................................................. 92,526,100
Options .................................................................................. 1,285,381,091
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Diversified Income Trust
Forward Exchange Contracts ............................. $ 582,852 $ 192,617
Forward Premium Swap Option Contracts ................... 7,859,523 5,914,790
Swap Contracts ....................................... 8,514,884 4,225,384
Total ............................................. $16,957,259 $10,332,791
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At September 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Diversified Income Trust
Counterparty
BNDP ................... $ 502,089 $ — $ (480,836) $ — $ 21,253
BOFA .................... 205,096 (205,096) — — —
BZWS ................... 20,181 (12,874) — — 7,307
CITI ..................... 5,942,030 (3,527,935) — (2,414,095) —
DBAB ................... — — — — —
GSCO ................... 1,695,396 (107,027) — (1,460,000) 128,369
HSBK ................... 127,380 (17,909) — (109,471) —
JPHQ ................... 4,850,369 (3,079,201) (1,306,117) (300,000) 165,051
MCM .................... 158,984 (158,984) — — —
MLCO ................... 245,978 (245,978) — — —
MSCO ................... 1,151,059 (283,865) — (519,000) 348,194
NATW ................... — — — — —
SSBT .................... 106,521 (13,057) — (93,464) —
TDOM ................... 18,229 (1,370) — — 16,859
UBSW ................... 1,933,416 (1,078,678) (193,738) (661,000) —
WPAC ................... 531 (531) — — —
Total ................... $16,957,259 $(8,732,505) $(1,980,691) $(5,557,030) $687,033
$ 1
a
At September 30, 2025, the Fund received U.S Treasury Bonds, Notes and Inflation Indexed Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At September 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 66 .
10. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Diversified Income Trust
Counterparty
BNDP ................... $ — $ — $ — $ — $ —
BOFA .................... 1,263,715 (205,096) (925,896) — 132,723
BZWS ................... 12,874 (12,874) — — —
CITI ..................... 3,527,935 (3,527,935) — — —
DBAB ................... 62,465 — (39,996) — 22,469
GSCO ................... 107,027 (107,027) — — —
HSBK ................... 17,909 (17,909) — — —
JPHQ ................... 3,079,201 (3,079,201) — — —
MCM .................... 472,451 (158,984) (285,968) — 27,499
MLCO ................... 342,559 (245,978) (96,581) — —
MSCO ................... 283,865 (283,865) — — —
NATW ................... 67,987 — — — 67,987
SSBT .................... 13,057 (13,057) — — —
TDOM ................... 1,370 (1,370) — — —
UBSW ................... 1,078,678 (1,078,678) — — —
WPAC ................... 1,698 (531) — — 1,167
Total ................... $10,332,791 $(8,732,505) $(1,348,441) $— $251,845
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Annual Report
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Diversified Income Trust
Assets:
Investments in Securities:
Management Investment Companies ......... $ 17,366,188 $ — $ — $ 17,366,188
Convertible Bonds ....................... — 40,454,969 — 40,454,969
Corporate Bonds ........................ — 288,714,160 — 288,714,160
Senior Floating Rate Interests ............... — 59,533,168 — 59,533,168
Foreign Government and Agency Securities .... — 112,475,269 — 112,475,269
Asset-Backed Securities ................... — 14,348,284 — 14,348,284
Commercial Mortgage-Backed Securities ...... — 82,744,232 — 82,744,232
Mortgage-Backed Securities ................ — 211,324,096 — 211,324,096
10. Credit Facility
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Diversified Income Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Residential Mortgage-Backed Securities ....... $ — $ 91,913,795 $ — $ 91,913,795
Agency Commercial Mortgage-Backed Securities — 84,850,689 — 84,850,689
Short Term Investments ................... 127,240,127 88,110,858 — 215,350,985
Total Investments in Securities ........... $144,606,315 $1,074,469,520 $— $1,219,075,835
Other Financial Instruments:
Forward Exchange Contracts ............... $— $582,852 $— $582,852
Forward Premium Swap Option Contracts ..... — 7,859,523 — 7,859,523
Futures Contracts ....................... 7,708 — — 7,708
Swap Contracts ......................... — 8,388,733 — 8,388,733
Unfunded Loan Commitments .............. — 371 — 371
Total Other Financial Instruments ......... $7,708 $16,831,479 $— $16,839,187
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 62,697,656 $ — $ 62,697,656
Forward Exchange Contracts ............... — 192,617 — 192,617
Forward Premium Swap Option Contracts ...... — 5,914,790 — 5,914,790
Futures Contracts ........................ 177,646 — — 177,646
Swap Contracts ......................... — 5,312,312 — 5,312,312
Total Other Financial Instruments ......... $177,646 $74,117,375 $— $74,295,021
11. Fair Value Measurements
(continued)

Putnam Diversified Income Trust
Notes to Financial Statements

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Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
AUD BBR
Australian Bank Bill Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CORRA
Canadian Overnight Repo Rate Average
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.56%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 4.24%
1-day SONIA ........................ 3.97%
3-month AUD BBR ................... 3.58%
3-month STIBOR .................... 1.89%
6-month AUD BBR ................... 3.75%
6-month EURIBOR ................... 2.10%
6-month NIBOR ..................... 4.23%

Putnam Diversified Income Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam Diversified Income Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Diversified Income Trust (the “Fund”) as of September 30, 2025, the related statement of operations for the year ended
September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30,
2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2025:
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $40,486,829
Section 163(j) Interest Earned §163(j) $54,742,300

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Putnam Diversified Income Trust
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least January 30, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the
Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Alternative Credit Focus Funds) for the one-year, three-year and five-year periods ended December
31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 85, 82 and 78 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the five-year period ended December 31, 2024. The Trustees noted and considered the Advisor’s observations concerning the performance of your fund.
In the Advisor’s view, your fund’s fourth quartile performance over the five-year period was driven by significant underperformance in both the commercial mortgage-backed sector as well as the prepayment sensitive residential mortgage-
backed sector. The Trustees considered that the COVID-19 pandemic and the ensuing policy response dramatically changed the fundamental picture for commercial and residential real estate.
The Trustees considered that, over the course of the past few years, the Advisor had been migrating the strategy to be more aligned with peers in the multi-sector universe, and that your fund generally now operates using a structural duration between two and four years, as opposed to a neutral position, and has rebalanced down the securitized sector as a driver of active risk. The Trustees also considered the Advisor’s belief that these changes can reduce fund return volatility and provide a more consistently competitive risk-adjusted return. The Trustees noted your fund’s above and near median results over the one-year and three-year periods.
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds. In addition, the Trustees noted that in September of
2024, three individuals were added as portfolio managers, and that the Advisor remained confident in the portfolio managers’
stewardship of the funds.
As a general matter, the Trustees believe that cooperative efforts between the Trustees and the Advisor represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that the Advisor has made
One-year period Three-year period Five-year period
3rd 2nd 4th

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changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38926-AFSOI 11/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Diversified Income Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	November 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	November 28, 2025